Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [58.5%]
U.S. Treasury Bonds
8.000%, 11/15/21	$1,200	$1,329
U.S. Treasury Notes
2.750%, 07/31/23	1,175	1,268
2.750%, 08/31/23	1,255	1,356
2.625%, 02/28/23	1,700	1,811
2.625%, 12/31/25	1,600	1,798
2.250%, 04/15/22	1,500	1,556
2.000%, 11/30/22	1,500	1,566
1.875%, 05/31/22	1,665	1,719
1.875%, 07/31/22	1,700	1,760
1.875%, 08/31/24	2,805	2,996
1.750%, 02/28/22	1,500	1,539
1.625%, 08/15/22	1,550	1,598
1.625%, 04/30/23	1,225	1,275
1.500%, 01/31/22	1,550	1,582
1.250%, 10/31/21	1,330	1,349
Total U.S. Treasury Obligations
(Cost $23,536)		24,502
U.S. Government Agency Obligations [23.0%]
FHLB
3.375%, 09/08/23	1,585	1,740
3.125%, 09/09/22	1,610	1,711
FNMA
2.625%, 09/06/24	1,400	1,533
2.500%, 02/05/24	1,445	1,558
2.125%, 04/24/26	955	1,041
1.625%, 01/07/25	1,280	1,349
1.250%, 08/17/21	700	708
Total U.S. Government Agency Obligations
(Cost $9,144)		9,640
U.S. Government Mortgage-Backed Obligations [14.0%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,688	1,776
FNMA, Pool AL5866
2.601%, 08/01/22	1,337	1,370
FNMA, Pool AS4877
3.000%, 04/01/30	1,165	1,227
FNMA, Pool FN0004
3.715%, 12/01/20(A)	1,341	1,342
FNMA ARM, Pool 766620
3.551%, VAR ICE LIBOR USD 12 Month+1.678%, 03/01/34	44	44
GNMA, Pool 329656
8.000%, 08/15/22	1	2
GNMA, Pool 376533
7.500%, 06/15/24	—	1
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	71	74

Description	Face Amount (000)/Shares	Value (000)
GNMA ARM, Pool G2 81447
3.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	$19	$20
Total U.S. Government Mortgage-Backed Obligations
(Cost $5,736)		5,858
Municipal Bond [2.5%]
Michigan [2.5%]
Michigan Finance Authority, RB
Pre-Refunded @ 100
5.000%, 12/01/22(A)	930	1,033
Total Municipal Bond
(Cost $1,018)		1,033
Short-Term Investment** [1.6%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	675,858	676
Total Short-Term Investment
(Cost $676)		676
Total Investments [99.6%]
(Cost $40,110)		$41,709

Percentages are based on Net Assets of $41,856 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

ARM — Adjustable Rate Mortgage
Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — U.S. Dollar
VAR — Variable

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$24,502	$—	$24,502
U.S. Government Agency Obligations	—	9,640	—	9,640
U.S. Government Mortgage-Backed Obligations	—	5,858	—	5,858
Municipal Bond	—	1,033	—	1,033
Short-Term Investment	676	—	—	676
Total Investments in Securities	$676	$41,033	$—	$41,709

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [76.4%]
Automotive [8.3%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,536
Daimler Finance North America
0.865%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,490
General Motors Financial
5.250%, 03/01/26	1,750	1,907
Hyundai Capital America, MTN
1.308%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	998
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,141
Total Automotive		11,072
Banks [7.9%]
BPCE
4.000%, 04/15/24	1,800	1,995
Cooperatieve Rabobank UA, MTN
2.500%, 01/19/21	2,500	2,530
National Australia Bank
4.375%, 12/10/20(A)	751	764
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,334
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,739
Total Banks		10,362
Broadcasting & Cable [2.9%]
Comcast
3.700%, 04/15/24	1,500	1,660
Comcast Cable Communications Holdings
9.455%, 11/15/22	1,800	2,185
Total Broadcasting & Cable		3,845
Chemicals [1.5%]
DuPont de Nemours
2.169%, 05/01/23	2,000	2,039
Computer System Design & Services [2.9%]
Apple
3.450%, 05/06/24	3,450	3,807
Fiduciary Banks [0.4%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/23(A)	500	519

Description	Face Amount (000)	Value (000)
Food, Beverage & Tobacco [4.6%]
Anheuser-Busch InBev Finance
3.700%, 02/01/24	$1,850	$2,034
General Mills
2.600%, 10/12/22	2,250	2,344
Keurig Dr Pepper
3.200%, 11/15/21	1,750	1,798
Total Food, Beverage & Tobacco		6,176
Industrials [1.2%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,587
Investment Banker/Broker Dealer [1.5%]
Jefferies Group
5.125%, 01/20/23	1,800	1,953
Medical Labs and Testing Srv [2.1%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	2,500	2,758
Medical Products & Services [2.1%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,766
Medical-HMO [2.4%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,198
Petroleum & Fuel Products [8.1%]
Energy Transfer Operating
5.200%, 02/01/22	2,000	2,093
Shell International Finance BV
3.400%, 08/12/23	2,500	2,697
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,800	1,881
Total Capital International
2.875%, 02/17/22	4,000	4,152
Total Petroleum & Fuel Products		10,823
Real Estate Investment Trusts [2.9%]
Healthpeak Properties
3.150%, 08/01/22	1,000	1,049
Prologis
4.250%, 08/15/23	2,500	2,771
Total Real Estate Investment Trusts		3,820
Retail [1.1%]
AutoZone
4.000%, 11/15/20	1,400	1,406
Security Brokers & Dealers [23.4%]
Banco Santander
2.746%, 05/28/25	2,600	2,694
Bank of America, MTN
3.500%, 04/19/26	2,400	2,701
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,538

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Citigroup
1.780%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	$3,000	$3,031
Credit Suisse Group
3.574%, 01/09/23(A)	2,500	2,593
Goldman Sachs Group
3.000%, 04/26/22	2,500	2,549
JPMorgan Chase
3.300%, 04/01/26	3,000	3,353
Mitsubishi UFJ Financial Group
3.218%, 03/07/22	2,765	2,884
Mizuho Financial Group
1.195%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,608
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	2,158
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,357
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	2,500	2,583
Total Security Brokers & Dealers		31,049
Telephones & Telecommunications [3.1%]
AT&T
3.600%, 02/17/23	2,000	2,147
Verizon Communications
3.500%, 11/01/24	1,800	1,992
Total Telephones & Telecommunications		4,139
Total Corporate Bonds
(Cost $97,567)		101,319
Municipal Bonds [15.8%]
California [4.7%]
California Municipal Finance Authority, RB
2.072%, 12/01/27	300	305
California State, GO
2.650%, 04/01/26	160	174
California State, Various Purpose, GO
3.500%, 04/01/28	3,700	4,301
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,535
Total California		6,315
New York [11.1%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,981

Description	Face Amount (000)/Shares	Value (000)
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB
2.880%, 11/01/26	$2,000	$2,191
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
5.008%, 08/01/27	3,000	3,696
New York State, Urban Development, RB
3.100%, 03/15/24	3,500	3,733
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.320%, 03/15/29	1,850	2,006
Total New York		14,607
Total Municipal Bonds
(Cost $19,025)		20,922
Asset-Backed Security [2.7%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	3,500	3,609
Total Asset-Backed Security
(Cost $3,500)		3,609
Affiliated Registered Investment Company [2.6%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,488
Total Affiliated Registered Investment Company
(Cost $4,000)		3,488
Closed-End Fund [0.2%]
Stone Ridge Reinsurance Risk Premium Interval Fund	28,839	226
Total Closed-End Fund
(Cost $283)		226
Short-Term Investment** [1.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	2,210,875	2,211
Total Short-Term Investment
(Cost $2,211)		2,211
Total Investments [99.4%]
(Cost $126,586)		$131,775

Percentages are based on Net Assets of $132,591 (000).

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Corporate Bond Fund

‡	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $11,285 (000), representing 8.5% of the net assets of the Fund.

Cl — Class
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
USD — United States Dollar
VAR — Variable Rate

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$101,319	$—	$101,319
Municipal Bonds	—	20,922	—	20,922
Asset-Backed Security	—	3,609	—	3,609
Affiliated Registered Investment Company	3,488	—	—	3,488
Closed-End Fund	226	—	—	226
Short-Term Investment	2,211	—	—	2,211
Total Investments in Securities	$5,925	$125,850	$—	$131,775

For the period ended June 30, 2020, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended June 30, 2020 (000):

City National Rochdale Corporate Bond Fund, Class N
Beginning balance as of 9/30/19	$3,804
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(316)
Ending balance as of 6/30/20	$3,488
Dividend Income	—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.4%]
California [97.4%]
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	$220	$245
Anaheim, Public Financing Authority, RB, BAM
Callable 09/01/29 @ 100
5.000%, 09/01/30	500	621
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	600	677
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	562
California Health Facilities Financing Authority, Ser A-2, RB
Pre-Refunded @ 100
5.250%, 11/15/21(A)	1,000	1,067
California State University, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/21(A)	150	159
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,027
California State University, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(B)	1,000	1,027
California State, Department of Water Resources, Ser A, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	650
California State, GO
5.250%, 09/01/22	1,085	1,202
California State, GO
5.000%, 12/01/21	1,000	1,066
California State, GO
5.000%, 10/01/22	1,000	1,106
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,041
California State, GO
5.000%, 11/01/24	1,000	1,196
California State, GO
5.000%, 08/01/26	1,000	1,259
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,144
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	569

Description	Face Amount (000)	Value (000)
California State, GO
4.000%, 04/01/23	$1,000	$1,102
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(B)	1,000	1,197
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	730
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,117
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	1,075	1,089
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	1,105	1,240
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,066
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	224
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,100
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	545
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,834
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	276
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	626
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	1,004
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(A)	350	419

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	$900	$1,074
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	298
Chula Vista Elementary School District, RB
1.529%, 08/01/23(C)	2,000	1,970
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	381
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	531
County of Orange California Airport Revenue, Ser A, RB
5.000%, 07/01/23	310	347
County of Orange California Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	540
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,031
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	200	271
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,232
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	997
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,050	1,094
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	525	590
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,092
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,170	1,195
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	600
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,248

Description	Face Amount (000)	Value (000)
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	$500	$548
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	611
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	618
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	478
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	625	752
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	571
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	614
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	285
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	364
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	708
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	305
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	583
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(A)	500	572
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,146
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,100	1,170
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	510

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	$350	$424
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,224
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	548
San Francisco City & County Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	410
San Francisco City & County, Airport Commission, Ser D, RB, AMT
5.000%, 05/01/21	1,000	1,032
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,228
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	595
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,000	2,468
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,016
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien, RB, ETM
1.256%, 01/01/26(C)	400	385
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	571
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,212

Description	Face Amount (000)	Value (000)
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	$480	$500
Santa Clara County Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,195
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,351
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	251
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,071
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	249
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	249
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	589
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(A)	495	559
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	123
University of California, Revenues Limited Project, Ser E, RB
Callable 07/31/20 @ 100
5.000%, 05/15/22	500	502
University of California, Ser AJ, RB
3.639%, 05/15/23	455	492
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(B)	2,500	2,506
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,279
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(A)	230	250

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	$270	$293
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,256
Total California		76,341
Total Municipal Bonds
(Cost $73,251)		76,341
Short-Term Investment** [1.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	1,178,438	1,178
Total Short-Term Investment
(Cost $1,178)		1,178
Total Investments [98.9%]
(Cost $74,429)		$77,519

Percentages are based on Net Assets of $78,393 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
GO — General Obligation
RB — Revenue Bond
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$76,341	$—	$76,341
Short-Term Investment	1,178	—	—	1,178
Total Investments in Securities	$1,178	$76,341	$—	$77,519

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [92.3%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	5,000	$5,508
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,321
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.834%, 7.750%, 10/01/23, 10/01/46(B)	2,500	2,426
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	8,500	9,277
Total Alabama		27,532
Alaska [0.6%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 07/16/20 @ 100
5.000%, 06/01/46	9,500	9,502
Arizona [0.9%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	336
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	625	639
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	864
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	919
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,676
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	565

Description	Face Amount (000)	Value (000)
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	$1,400	$1,493
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,394
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,643
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,204
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	2,015	2,075
Total Arizona		14,808
Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	8,431
California [6.3%]
California County Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,093
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/16/20 @ 19
7.086%, 06/01/46(D)	10,000	1,907
California Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	6,620	7,589
California State, Community Housing Agency, Ser A, RB
Callable 04/01/29 @ 100
5.000%, 04/01/49(C)	2,500	2,671
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,699

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	$5,000	$5,679
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,187
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	287
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,090
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	2,687
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,804
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,066
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	559
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,198
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,064
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	611

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(E)	$3,155	$1,735
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	544
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	5,774
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,160
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,614
California State, Statewide Financing Authority, Ser C, RB
Callable 07/16/20 @ 9
14.823%, 06/01/55(D)	50,000	3,267
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,264
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,617
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,214
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,024
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	8,895	8,981
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/16/20 @ 36
8.969%, 06/01/36(D)	12,500	4,431
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,138
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	802

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	$3,000	$3,152
Palomar Community College District, GO
Callable 08/01/40 @ 100
0.797%, 6.375%, 08/01/40, 08/01/45(B)	6,000	6,444
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(F)	3,920	3,993
Poway Unified School District, GO
3.187%, 08/01/46(D)	10,000	4,638
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,058
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,064
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,053
Total California		99,158
Colorado [8.2%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,018
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,038
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	749
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,523
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,123
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,379

Description	Face Amount (000)	Value (000)
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	$1,500	$1,505
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,982
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	538
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,737
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,474
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	732
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,780
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,030
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,058
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(F)	2,860	3,015
Castle Oaks, Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(F)	2,345	2,461
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,011
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,003

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	$1,930	$1,945
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	923
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,637
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,522
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,120	8,703
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,123
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,280
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,387
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	1,959
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,453
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,334

Description	Face Amount (000)	Value (000)
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	$1,000	$1,064
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	796
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,318
Denver, International Business Center, RB
4.000%, 12/01/48	350	355
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/31/20 @ 100
6.000%, 01/15/41	1,000	1,002
Erie Highlands, Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,023
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,708
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	629
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,127
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	524	528
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,004
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,820
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,647

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lewis Pointe, Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	$2,590	$2,597
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,537
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,515
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,897
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,767
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,234
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	559
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,007
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,530
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	713
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,563
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,679
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,694
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	524
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,095
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	2,036

Description	Face Amount (000)	Value (000)
Trails at Crowfoot Metropolitan District No. 3, Ser ES-, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	$3,620	$3,511
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,709
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,253
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	560
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	102
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	357
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,078
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	235
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,311
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,711
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,506
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	617
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	605
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	$1,500	$1,604
Total Colorado		129,549
Connecticut [0.7%]
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	5,755	6,180
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
13.580%, 12/01/45(A) (C) (G)	3,335	4,882
Total Connecticut		11,062
Delaware [0.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,005
District of Columbia [0.9%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	771
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,077
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,805
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	2,060	2,280
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,376

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	$2,000	$2,584
Total District of Columbia		14,893
Florida [8.1%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	4,077
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	9,868
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,531
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,536
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,764
Florida Development Finance, RB, AMT
Callable 07/31/20 @ 104
6.250%, 01/01/49(A) (C)	3,000	2,670
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 07/31/20 @ 100
7.000%, 01/01/35(A) (E)	815	815
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 07/31/20 @ 100
5.750%, 01/01/50(E)	945	945
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(E)	3,390	2,170
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(E)	1,000	640
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	6,310	6,806
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,503

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB, AMT
Callable 07/31/20 @ 105
6.500%, 01/01/49(A) (C)	$9,500	$8,374
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,724
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,244
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,030
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,170
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,247
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	845	928
Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,910	2,953
Fort Pierce Florida, RB
5.000%, 09/01/28	1,445	1,811
Fort Pierce Florida, RB
5.000%, 09/01/29	945	1,205
Fort Pierce Florida, RB
5.000%, 09/01/30	1,340	1,734
Jacksonville, Educational Facilities Revenue, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(C)	1,000	934
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,950
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,604

Description	Face Amount (000)	Value (000)
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	$4,550	$4,855
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,625
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,790
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,641
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,875
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,539
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	5,000	6,046
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	298
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	593
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	868
Palm Beach County Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	577
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,127

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	$500	$533
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(F)	3,000	3,014
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,485	2,592
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	1,485	1,551
Village Community Development District No. 8, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,475	2,843
Village Community Development District No. 8, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,525	2,893
Total Florida		127,493
Georgia [1.9%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,874
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,814
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,268
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,240
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(F)	1,000	1,009
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	3,540

Description	Face Amount (000)	Value (000)
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	$600	$698
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	8,261
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	1,000	1,018
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	864
Total Georgia		30,586
Illinois [9.4%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	900	904
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	1,973
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,839
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,073
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,336
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,002
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,100
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,131
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,141
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,289

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$9,000	$10,153
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,625
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,901
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,046
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,615
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,154
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,670
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.500%, 05/15/54	2,000	1,792
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	1,000	904
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,577
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,428
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,181
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	277
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	276
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,126
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	357

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	$500	$505
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,902
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,970
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	6,857
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	5,200	4,881
Illinois State, Ser A, GO
5.000%, 10/01/23	4,000	4,237
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,915
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,837
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	832
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,210
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,426
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,188
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/28	2,500	3,000
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/29	2,500	3,048
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/30	1,000	1,233
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,179
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,173

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	$2,105	$2,177
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 07/31/20 @ 100
5.350%, 03/01/31	75	49
State of Illinois, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,194
State of Illinois, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,176
State of Illinois, Ser B, GO
5.000%, 10/01/23	2,000	2,119
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,819
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,308
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,347
Village of Gilberts, RB
Callable 07/16/20 @ 100
5.000%, 11/15/34	3,109	2,975
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,190	4,996
Total Illinois		148,423
Indiana [1.0%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(C)	1,265	974
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47(E)	995	10
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(E)	547	5
Chesterton, Storypoint Chesterton Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	2,100	1,616
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.650%, 05/01/34(A)	3,250	3,250

Description	Face Amount (000)	Value (000)
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	$4,000	$3,657
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,218
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,395
Total Indiana		15,125
Iowa [0.5%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,006
Iowa State, Finance Authority, RB
Callable 12/01/20 @ 103
3.125%, 12/01/22	620	626
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,015
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 07/31/20 @ 100
5.625%, 06/01/46	1,665	1,689
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 07/31/20 @ 100
5.500%, 06/01/42	1,180	1,197
Total Iowa		7,533
Kansas [1.0%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	493
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	3,766
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,577
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,403

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	$500	$482
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,596
Total Kansas		15,317
Kentucky [1.3%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,875
Kentucky State, Economic Development Finance Authority, Republic Services, Inc. Project, Ser 2010A, RB, AMT
0.650%, 04/01/31(A)	1,000	1,000
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,174
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,754
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	5,897
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,842
Total Kentucky		20,542
Louisiana [0.8%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,665	4,860
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,068

Description	Face Amount (000)	Value (000)
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	$1,435	$—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of State James Louisiana, NuStar Logistics, RB
6.100%, 06/01/38(A) (C)	1,750	2,037
Total Louisiana		11,965
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,057
Maryland [1.3%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,006
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,187
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	579
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	307
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	179
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,598
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	951
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,263
Frederick County, RB
3.250%, 07/01/29	890	849
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,329

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	$725	$680
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,225
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	991
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	2,000	2,068
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,034
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,906
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	775
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,248
Total Maryland		21,175
Massachusetts [0.7%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,567
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,208
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,197
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	566

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	$2,000	$2,226
Total Massachusetts		11,764
Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	637
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,416
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,755
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	8,173
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 07/31/20 @ 100
5.875%, 12/01/30	2,000	2,001
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 07/16/20 @ 100
5.125%, 06/01/22	2,055	2,057
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 07/16/20 @ 100
6.875%, 06/01/42	2,000	2,011
Total Michigan		21,050
Minnesota [0.8%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,955
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,841
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,302

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	$500	$503
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	1,600	1,556
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,240
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,096
Total Minnesota		12,493
Missouri [1.9%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,150
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	904
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	461
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	481
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	1,942
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	1,971
Lees Summit Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,401

Description	Face Amount (000)	Value (000)
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	$2,000	$1,971
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	485
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	4,684
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	2,768
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	1,873
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,894
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,177
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,342
State Louis County Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	2,061
Total Missouri		30,565
Nebraska [0.9%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,075
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,884

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	$5,000	$6,741
Total Nebraska		13,700
Nevada [0.9%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,349
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(C)	3,500	3,292
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	980	1,021
Las Vegas, Special Improvement District No. 814
Callable 06/01/29 @ 100
4.000%, 06/01/44	750	728
Las Vegas, Special Improvement District No. 815
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	774
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	95
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,617
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	988
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	958
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	900	883
Total Nevada		13,705
New Hampshire [0.1%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,188

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	$500	$474
Total New Hampshire		1,662
New Jersey [2.3%]
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,484
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,139
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,030
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,258
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,331
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,098
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,636
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,625
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	8,609
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,091

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	$4,015	$4,212
Total New Jersey		35,513
New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	520
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	514
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,788
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,299
Total New Mexico		6,121
New York [5.8%]
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,985
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,218
Metropolitan Transportation Authority, Ser D-1, RB
5.000%, 09/01/22	3,000	3,152
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	3,774
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 07/31/20 @ 100
2.000%, 01/01/49(E)	1,728	259
Nassau County, Tobacco Settlement, RB
Callable 07/16/20 @ 100
5.125%, 06/01/46	1,345	1,345
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 07/16/20 @ 100
5.000%, 06/01/45	5,800	5,801
New York State, Dormitory Authority, Ser D, RB
Callable 02/15/30 @ 100
4.000%, 02/15/37	2,500	2,944

Description	Face Amount (000)	Value (000)
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	$1,000	$980
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,182
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,615
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,617
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.375%, 08/01/36	1,375	1,420
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	2,000	2,063
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,554
New York State, Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/31	3,000	3,004
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,352
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	7,906
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	4,795
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,049
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,044

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	$6,000	$6,194
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,202
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	5,834
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,270
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,832
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,635
Total New York		91,026
North Carolina [0.4%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,467
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,696
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	562
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 60
3.028%, 01/01/46(D)	5,000	2,345
Total North Carolina		6,070
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	1,904
County of Grand Forks North Dakota, RB, AMT
Callable 09/15/26 @ 103
6.375%, 12/15/43	2,410	1,957
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	950	977

Description	Face Amount (000)	Value (000)
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	$2,500	$2,643
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,581
Total North Dakota		9,062
Ohio [3.9%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	5,000	5,404
Buckeye Tobacco Settlement Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	4,100	3,884
Buckeye Tobacco Settlement Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	10,000	10,530
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(C)	500	385
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,464
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,243
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,042
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,024
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,077
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	2,770	2,863

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	$3,280	$3,392
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	7,500	7,543
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,138
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,273
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(C)	2,500	1,913
Total Ohio		61,175
Oklahoma [0.8%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	581
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,319
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	13
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,854
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.000%, 08/01/47	5,000	2,000
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	10

Description	Face Amount (000)	Value (000)
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	$1,664	$4
Total Oklahoma		11,781
Oregon [0.5%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	885
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,010
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,327
Total Oregon		7,222
Pennsylvania [3.6%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	520
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,061
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,094
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,034
Berks County, Industrial Development Authority, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	8,345	8,461
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	968

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	$525	$518
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,028
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	7,966
Delaware County, Industrial Development Authority, Covanta Project, RB
Callable 07/31/20 @ 100
5.000%, 07/01/43	2,500	2,503
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,572
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,394
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,510
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,705
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,567
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,050
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,380
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,135

Description	Face Amount (000)	Value (000)
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	$4,385	$5,459
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,628
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,238
Total Pennsylvania		56,791
Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,081
Tobacco Settlement Financing, Ser B, RB
Callable 07/16/20 @ 15
10.227%, 06/01/52(D)	26,270	3,830
Total Rhode Island		4,911
South Carolina [0.8%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,442
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	3,855
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	6,950	6,975
Total South Carolina		13,272
Tennessee [0.7%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,016
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(F)	2,000	2,000
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	6,855

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	$900	$927
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	668
Total Tennessee		11,466
Texas [8.0%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,470
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	433
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(F)	3,250	3,250
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	551
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,668
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	619
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	258
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	350	361
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	491

Description	Face Amount (000)	Value (000)
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	$1,000	$1,054
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,044
Central Texas, Turnpike System, Ser A, RB
Callable 08/15/30 @ 100
5.000%, 08/15/39	4,065	5,180
Central Texas, Turnpike System, Ser A, RB
Callable 08/15/30 @ 100
3.000%, 08/15/40	2,000	2,062
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,681
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,299
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	500	520
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	3,000	3,055
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,032
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,026
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,174
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(F)	5,300	5,599
Leander, Oak Creek Public Improvement District, SAB
Callable 07/31/20 @ 103
5.875%, 09/01/44	475	478
Leander, Oak Creek Public Improvement District, SAB
Callable 07/31/20 @ 103
5.750%, 09/01/38	500	503

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	$375	$387
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	413
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	517
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,407
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,311
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,013
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,531
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	1,500	1,508
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	7,000	7,011
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	4,829
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,886
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	1,006

Description	Face Amount (000)	Value (000)
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.549%, 09/01/31(B) (F)	$5,000	$6,772
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,516
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	6,035
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	1,000	974
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52	9,000	7,310
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	3,455
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 07/31/20 @ 100
4.500%, 11/15/21(E)	2,310	1,501
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 07/31/20 @ 100
5.750%, 11/15/37(E)	6,000	3,900
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	1,000	1,044
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,285

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	$3,500	$3,694
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	2,861
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(C)	2,000	2,186
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 07/31/20 @ 100
7.000%, 06/30/40	1,000	1,005
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,750
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.703%, 08/01/36(D)	1,000	523
Total Texas		125,675
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55	1,750	1,772
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	1,000	1,081
Virginia [1.0%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,007
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,006

Description	Face Amount (000)	Value (000)
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	$2,000	$2,124
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,010	3,767
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	2,816
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	3,780
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	870
Total Virginia		16,370
Washington [0.8%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	444
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,792
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	322
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,296
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	$2,000	$2,130
Total Washington		13,163
West Virginia [0.1%]
West Virginia Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,215
Wisconsin [4.4%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,586
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	563
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,564
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	1,250	1,294
Wisconsin Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,190
Wisconsin Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,713
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,588
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,784
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,112

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	$6,125	$6,488
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,100	3,206
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,820
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,192
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,039
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,054
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,799
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,193
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,152
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,675
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,276
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,031

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	$3,000	$3,077
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,326
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	890	913
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,825	2,933
Total Wisconsin		69,568
American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,485
Guam [0.3%]
Territory of Guam, GO, AMT
Callable 05/15/29 @ 100
5.000%, 11/15/31	490	510
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(F)	2,000	2,000
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,755
Total Guam		5,265
Puerto Rico [4.9%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,240
Puerto Rico Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/21(E)	1,500	1,097
Puerto Rico Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,097
Puerto Rico Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	366

Description	Face Amount (000)	Value (000)
Puerto Rico Electric Power Authority, Ser XX-RSA-1, RB
Callable 07/31/20 @ 100
5.250%, 07/01/40(E)	$2,000	$1,395
Puerto Rico Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
3.903%, 07/01/24(D)	2,000	1,802
Puerto Rico, Commonwealth, Ser A, GO
Callable 07/31/20 @ 100
8.000%, 07/01/35(E)	1,050	630
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	1,850
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 07/31/20 @ 100
5.250%, 07/01/30(E)	1,500	1,046
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 07/31/20 @ 100
5.250%, 07/01/28(E)	2,145	1,496
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	9,167	9,585
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,422
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	19,795
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	19,701
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	31
Total Puerto Rico		77,553
Virgin Islands [0.3%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,005

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 07/31/20 @ 100
5.000%, 10/01/22	$2,000	$1,938
Total Virgin Islands		4,943
Total Municipal Bonds
(Cost $1,430,926)		1,455,595
Corporate Bonds [0.4%]
Electric Utilities [0.2%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	2,936
Steel & Steel Works [0.1%]
United States Steel
6.250%, 03/15/26	2,500	1,581
Waste Disposal [0.1%]
Covanta Holding
5.875%, 03/01/24	564	569
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,432
Total Waste Disposal		2,001
Total Corporate Bonds
(Cost $7,068)		6,518
Short-Term Investment** [6.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	100,464,516	100,465
Total Short-Term Investment
(Cost $100,465)		100,465
Total Investments [99.1%]
(Cost $1,538,459)		$1,562,578

Percentages are based on Net Assets of $1,576,351 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $279,364 (000), representing 17.7% of the net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2020.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2020, in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,455,595	$—	$1,455,595
Corporate Bonds	—	6,518	—	6,518
Short-Term Investment	100,465	—	—	100,465
Total Investments in Securities	$100,465	$1,462,113	$—	$1,562,578

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [43.6%]
Communication Services [3.8%]
America Movil
3.125%, 07/16/22	$4,000	$4,138
Consumer Discretionary [6.0%]
Daimler Finance North America
0.865%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	3,984
General Motors Financial
4.350%, 01/17/27	2,500	2,587
Total Consumer Discretionary		6,571
Financials [19.6%]
Allstate
0.936%, VAR ICE LIBOR USD 3 Month+0.630%, 03/29/23	1,400	1,396
American Express
1.019%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	1,605	1,608
Barclays
4.375%, 01/12/26	1,500	1,689
Capital One Financial
4.200%, 10/29/25	1,000	1,111
Citigroup
4.500%, 01/14/22	1,500	1,590
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,875
Jefferies Group
5.125%, 01/20/23	1,200	1,302
JPMorgan Chase
3.125%, 01/23/25	4,200	4,578
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B)	400	4
Mitsubishi UFJ Financial Group
1.084%, VAR ICE LIBOR USD 3 Month+0.740%, 03/02/23	1,100	1,095
Morgan Stanley, MTN
3.750%, 02/25/23	4,000	4,317
Total Financials		21,565
Health Care [4.2%]
AbbVie
2.850%, 05/14/23	2,500	2,636
CVS Health
4.300%, 03/25/28	1,750	2,047
Total Health Care		4,683
Industrials [4.3%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,797

Description	Face Amount (000)	Value (000)
Penske Truck Leasing LP
4.250%, 01/17/23(A)	$300	$319
3.450%, 07/01/24(A)	1,500	1,587
Total Industrials		4,703
Information Technology [2.6%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,865
Utilities [3.1%]
Duke Energy
3.400%, 06/15/29	2,020	2,271
Korea Electric Power
6.750%, 08/01/27	75	97
National Fuel Gas
4.900%, 12/01/21	500	517
Puget Energy
6.000%, 09/01/21	500	528
Total Utilities		3,413
Total Corporate Bonds
(Cost $45,497)		47,938
Municipal Bonds [39.4%]
California [17.8%]
California State, Health Facilities Financing Authority, Ser B, RB
Pre-Refunded @ 100
6.000%, 08/15/20(C)	3,000	3,021
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	6,975
San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	6,000	6,422
University of California, Ser AG, RB
2.750%, 05/15/23	3,000	3,168
Total California		19,586
Delaware [1.5%]
State of Delaware, GO
Pre-Refunded @ 100
4.000%, 03/01/22(C)	1,500	1,593
Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, RB
Pre-Refunded @ 100
5.000%, 10/15/20(C)	1,000	1,014
New York [19.2%]
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Callable 05/01/29 @ 100
3.350%, 11/01/30	3,840	4,351

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
New York City, Build America Bonds, GO
5.424%, 03/01/25	$3,500	$4,173
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-5, RB
Callable 05/01/28 @ 100
3.800%, 05/01/29	2,500	2,891
New York State, Sub-Ser D-2, GO
3.760%, 12/01/27	3,020	3,412
New York State, Urban Development, Ser B, RB
2.550%, 03/15/29	820	847
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,442
Total New York		21,116
Total Municipal Bonds
(Cost $39,844)		43,309
U.S. Government Mortgage-Backed Obligations [4.5%]
FHLMC, Pool 1B2677
3.917%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	2	2
FHLMC, Pool 1B2683
3.885%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
3.869%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	14	15
FHLMC, Pool A93996
4.500%, 09/01/40	20	22
FHLMC, Pool C03490
4.500%, 08/01/40	102	114
FHLMC, Pool C09015
3.000%, 10/01/42	120	129
FHLMC, Pool G02940
5.500%, 05/01/37	3	3
FHLMC, Pool G04222
5.500%, 04/01/38	5	6
FHLMC, Pool G04913
5.000%, 03/01/38	22	25
FHLMC, Pool G08003
6.000%, 07/01/34	7	8
FHLMC, Pool G11880
5.000%, 12/01/20	—	—
FHLMC, Pool G18124
6.000%, 06/01/21	1	1
FHLMC, Pool J19197
3.000%, 05/01/27	49	52
FHLMC, Pool Q08998
3.500%, 06/01/42	84	91

Description	Face Amount (000)	Value (000)
FHLMC, Pool Q10378
3.000%, 08/01/42	$110	$118
FNMA, Pool 252570
6.500%, 07/01/29	2	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	5	6
FNMA, Pool 255814
5.500%, 08/01/35	8	9
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	7	8
FNMA, Pool 735060
6.000%, 11/01/34	5	6
FNMA, Pool 735228
5.500%, 02/01/35	4	4
FNMA, Pool 735230
5.500%, 02/01/35	10	11
FNMA, Pool 745275
5.000%, 02/01/36	36	42
FNMA, Pool 745418
5.500%, 04/01/36	40	46
FNMA, Pool 827223
3.215%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	11	12
FNMA, Pool 844809
5.000%, 11/01/35	15	17
FNMA, Pool AD0454
5.000%, 11/01/21	—	—
FNMA, Pool AD8522
4.000%, 08/01/40	16	17
FNMA, Pool AE0828
3.500%, 02/01/41	150	162
FNMA, Pool AH0621
3.500%, 01/01/41	36	39
FNMA, Pool AJ1407
4.000%, 09/01/41	24	27
FNMA, Pool AJ7689
4.000%, 12/01/41	89	98
FNMA, Pool AK0971
3.000%, 02/01/27	44	46
FNMA, Pool AL5866
2.601%, 08/01/22(D)	3,202	3,282
FNMA, Pool AO2970
3.000%, 05/01/42	106	113
FNMA, Pool AO4137
3.500%, 06/01/42	82	89
FNMA, Pool MA1277
2.500%, 12/01/27	47	49
GNMA, Pool G2 4696
4.500%, 05/20/40	44	49
GNMA, Pool G2 4747
5.000%, 07/20/40	17	19
GNMA, Pool G2 4923
4.500%, 01/20/41	28	32

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
GNMA, Pool G2 MA0155
4.000%, 06/20/42	$68	$74
GNMA, Pool G2 MA0392
3.500%, 09/20/42	88	96
Total U.S. Government Mortgage-Backed Obligations
(Cost $4,766)		4,948
Foreign Government Bonds [4.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	1,000	1,043
Banco Santander
2.746%, 05/28/25	2,000	2,073
Shell International Finance BV
2.375%, 04/06/25	1,500	1,592
Total Foreign Government Bonds
(Cost $4,544)		4,708
Affiliated Registered Investment Company [2.6%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	127,551	2,833
Total Affiliated Registered Investment Company
(Cost $2,500)		2,833
Commercial Paper [1.8%]
BP Capital Markets (A)
3.024%, 07/02/20	2,000	2,000
Total Commercial Paper
(Cost $2,000)		2,000
Mortgage-Backed Obligations [0.7%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	129
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	269	274
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	155
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	225	231
Total Mortgage-Backed Obligations
(Cost $778)		789

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligation [0.7%]
U.S. Treasury Note
2.625%, 01/31/26	$700	$787
Total U.S. Treasury Obligation
(Cost $779)		787
Closed-End Fund [0.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund	64,881	510
Total Closed-End Fund
(Cost $636)		510
Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(B)	5	3
Total Asset-Backed Security
(Cost $5)		3
Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(D)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(D)	14	14
Total Residential Mortgage-Backed Securities
(Cost $14)		14
Short-Term Investment** [1.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	1,302,694	1,303
Total Short-Term Investment
(Cost $1,303)		1,303
Total Investments [99.3%]
(Cost $102,666)		$109,142

Percentages are based on Net Assets of $109,900 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $7,890 (000), representing 7.2% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
LP — Limited Partnership
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,938	$—	$47,938
Municipal Bonds	—	43,309	—	43,309
U.S. Government Mortgage-Backed Obligations	—	4,948	—	4,948
Foreign Government Bonds	—	4,708	—	4,708
Affiliated Registered Investment Company	2,833	—	—	2,833
Commercial Paper	—	2,000	—	2,000
Mortgage-Backed Obligations	—	789	—	789
U.S. Treasury Obligation	—	787	—	787
Closed-End Fund	510	—	—	510
Asset-Backed Security	—	3	—	3
Residential Mortgage-Backed Securities	—	14	—	14
Short-Term Investment	1,303	—	—	1,303
Total Investments in Securities	$4,646	$104,496	$—	$109,142

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended June 30, 2020.

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 9/30/19	$—
Purchases at Cost	2,500
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	333
Ending balance as of 6/30/20	$2,833
Dividend Income	—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [39.8%]
Aerospace / Defense [0.2%]
TransDigm
6.500%, 07/15/24		250	$239
6.500%, 05/15/25		1,825	1,706
TransDigm
6.250%, 03/15/26(A)		1,400	1,396
TransDigm
6.375%, 06/15/26		800	729
TransDigm
5.500%, 11/15/27		1,825	1,593
TransDigm UK Holdings
6.875%, 05/15/26		1,300	1,209

Total Aerospace / Defense			6,872

Agricultural [0.0%]
Mriya Farming, MTN
2.000%-2.500%, 09/30/20-12/31/25(A) (B) (C)		161	1
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5

Total Agricultural			6

Airlines [0.3%]
Aerovias de Mexico
7.000%, 02/05/25(D)		10,350	2,381
Avianca Holdings
8.375%, 07/10/20(D)		39	5
EA Partners I
6.875%, 09/28/20(D)		8,900	3,833
EA Partners II
6.750%, 06/01/21(D)		8,045	3,862

Total Airlines			10,081
Airport Develop/Maint [0.2%]
International Airport Finance
12.000%, 03/15/33		9,685	7,807

Description		Face Amount (000)(1)	Value (000)
Auto Rent & Lease [0.0%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	$302
Kapla Holding SAS
3.375%, 12/15/26	EUR	769	764

Total Auto Rent & Lease			1,066

Automotive [0.7%]
Adient Global Holdings
4.875%, 08/15/26(A)		1,900	1,558
Adient US
9.000%, 04/15/25(A)		225	243
Adient US
7.000%, 05/15/26(A)		150	155
American Axle & Manufacturing
6.250%, 03/15/26		125	120
American Axle & Manufacturing
6.500%, 04/01/27		1,375	1,335
Clarios Global
6.750%, 05/15/25(A)		175	182
Dana
5.500%, 12/15/24		100	101
Dana
5.375%, 11/15/27		175	175
Dana
5.625%, 06/15/28		475	471
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	457
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)		1,075	1,112
Ford Motor Credit
3.336%, 03/18/21		600	594
Ford Motor Credit
3.813%, 10/12/21		950	941

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ford Motor Credit
3.339%, 03/28/22	250	$242
Ford Motor Credit
4.250%, 09/20/22	625	613
Ford Motor Credit
4.140%, 02/15/23	475	465
Ford Motor Credit
3.096%, 05/04/23	600	568
Ford Motor Credit
4.063%, 11/01/24	2,200	2,101
Ford Motor Credit
5.125%, 06/16/25	1,275	1,275
Ford Motor Credit
4.271%, 01/09/27	925	862
Ford Motor Credit
5.113%, 05/03/29	950	923
Ford Motor Credit, MTN
4.389%, 01/08/26	425	405
Goodyear Tire & Rubber
5.000%, 05/31/26	525	489
Goodyear Tire & Rubber
4.875%, 03/15/27	800	733
IHO Verwaltungs GmbH
4.750%cash/0% PIK, 09/15/26(A)	1,325	1,298
IHO Verwaltungs GmbH
6.000%cash/0% PIK, 05/15/27(A)	850	864
IHO Verwaltungs GmbH
6.375%cash/0% PIK, 05/15/29(A)	300	305
JB Poindexter
7.125%, 04/15/26(A)	1,550	1,565
Panther BF Aggregator 2
6.250%, 05/15/26(A)	450	464
Panther BF Aggregator 2
8.500%, 05/15/27(A)	3,575	3,593

Total Automotive		24,209

Description		Face Amount (000)(1)	Value (000)
Autoparts [0.0%]
Tenneco
5.000%, 07/15/24	EUR	600	$613

Banking [0.0%]
Ally Financial
5.750%, 11/20/25		975	1,043

Banks [1.6%]
Access Bank, MTN
10.500%, 10/19/21		500	515
African Bank, MTN
8.125%, 10/19/20		3,862	3,805
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28		3,615	3,281
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27		1,805	1,751
Banco BMG
8.875%, 08/05/20		41	40
Banco de Credito del Peru, MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 07/01/30		500	496
Banco Hipotecario
9.750%, 11/30/20		15,730	13,528
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/67		1,590	1,519

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/68		2,975	$2,839
Banco Nacional de Costa Rica
6.250%, 11/01/23		817	804
Bancolombia
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.929%, 10/18/27		2,075	2,025
Bank Nadra Via NDR Finance
8.250%, 06/22/17(D)		721	4
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		11,570	11,313
ING Bank, MTN
2.571%, 01/01/28	JPY	481,985	2,678
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30		5,690	5,770
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		4,595	4,325
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		4,560	4,231

Total Banks			58,924

Description		Face Amount (000)(1)	Value (000)
Beauty Products [0.1%]
Walnut Bidco
9.125%, 08/01/24		4,805	$4,911

Broadcasting & Cable [0.4%]
Altice Financing
7.500%, 05/15/26		3,520	3,696
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,045
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)		2,800	2,919
Virgin Media Secured Finance
4.250%, 01/15/30	GBP	2,100	2,576
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/28	GBP	200	249
VTR Finance
6.375%, 07/15/28(A)		2,550	2,630

Total Broadcasting & Cable			13,115

Building & Construction [0.3%]
Cemex
7.750%, 04/16/26		2,845	2,911
HTA Group
7.000%, 12/18/25(A)		1,700	1,725
InterCement Financial Operations BV
5.750%, 07/17/24		10,300	6,103
Yuksel Insaat
9.500%, 01/10/15(D)		11,755	353

Total Building & Construction			11,092

Building Materials [0.3%]
American Builders & Contractors Supply
5.875%, 05/15/26(A)		2,200	2,178

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	$340
Core & Main
6.125%, 08/15/25(A)	2,325	2,317
Cornerstone Building Brands
8.000%, 04/15/26(A)	1,700	1,713
Masonite International
5.750%, 09/15/26(A)	175	180
Standard Industries
6.000%, 10/15/25(A)	1,950	2,007
Standard Industries
5.000%, 02/15/27(A)	1,725	1,747
Standard Industries
4.375%, 07/15/30(A)	1,075	1,072

Total Building Materials		11,554

Building-Heavy Construct [1.2%]
Andrade Gutierrez International
11.000%, 08/20/21	200	134
Andrade Gutierrez International
9.500%, 12/30/24	57,590	40,601
Odebrecht Finance
4.375%, 04/25/25(D)	500	30
Odebrecht Finance
5.250%, 06/27/29(D)	13,773	875
Odebrecht Finance
7.125%, 06/26/42(D)	11,661	583
Odebrecht Finance
7.500%, 12/14/68(D)	2,450	122

Total Building-Heavy Construct		42,345

Cable Satellite [1.3%]
Cablevision Systems
5.875%, 09/15/22	850	888

Description	Face Amount (000)(1)	Value (000)
CCO Holdings
4.000%, 03/01/23(A)	1,500	$1,504
CCO Holdings
5.875%, 04/01/24(A)	325	335
5.875%, 05/01/27(A)	1,900	1,983
CCO Holdings
5.375%, 05/01/25(A)	250	256
CCO Holdings
5.500%, 05/01/26(A)	875	906
CCO Holdings
5.125%, 05/01/27(A)	1,100	1,138
CCO Holdings
5.000%, 02/01/28(A)	900	929
CCO Holdings
4.750%, 03/01/30(A)	2,125	2,174
CCO Holdings
4.500%, 08/15/30(A)	2,800	2,856
CSC Holdings
5.375%, 07/15/23(A)	450	456
CSC Holdings
5.250%, 06/01/24	875	921
CSC Holdings
7.750%, 07/15/25(A)	3,100	3,224
CSC Holdings
6.625%, 10/15/25(A)	625	649
CSC Holdings
5.500%, 05/15/26(A)	775	796
5.500%, 04/15/27(A)	1,550	1,613
CSC Holdings
7.500%, 04/01/28(A)	675	737
CSC Holdings
5.750%, 01/15/30(A)	2,125	2,213
CSC Holdings
4.125%, 12/01/30(A)	1,575	1,561
CSC Holdings
4.625%, 12/01/30(A)	1,300	1,263
DISH DBS
5.875%, 11/15/24	1,100	1,094

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
DISH DBS
7.750%, 07/01/26	1,925	$2,041
DISH DBS
7.375%, 07/01/28(A)	925	919
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	625	617
Intelsat Jackson Holdings
5.500%, 08/01/23(D)	725	413
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (D)	875	526
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (D)	525	323
Sirius XM Radio
3.875%, 08/01/22(A)	600	605
Sirius XM Radio
4.625%, 05/15/23(A)	400	402
4.625%, 07/15/24(A)	725	743
Sirius XM Radio
5.375%, 04/15/25(A)	2,325	2,388
5.375%, 07/15/26(A)	525	542
Sirius XM Radio
5.500%, 07/01/29(A)	350	368
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,151
Virgin Media Finance
5.000%, 07/15/30(A)	400	391
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	409
5.500%, 05/15/29(A)	900	941
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	826
Ziggo Bond BV
6.000%, 01/15/27(A)	1,450	1,472
Ziggo Bond BV
5.125%, 02/28/30(A)	350	347

Description		Face Amount (000)(1)	Value (000)
Ziggo BV
5.500%, 01/15/27(A)		1,475	$1,494
Ziggo BV
4.875%, 01/15/30(A)		200	201

Total Cable Satellite			45,615

Chemicals [0.7%]
Alpha 2 BV
8.750%cash/0% PIK, 06/01/23(A)		425	424
Alpha 3
6.250%, 02/01/25(A)		1,725	1,708
Axalta Coating Systems
4.750%, 06/15/27(A)		250	251
Braskem Idesa SAPI
7.450%, 11/15/29		2,240	2,101
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,203
Compass Minerals International
6.750%, 12/01/27(A)		1,200	1,260
Element Solutions
5.875%, 12/01/25(A)		1,150	1,161
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	1,805	1,795
Hexion
7.875%, 07/15/27(A)		1,575	1,433
Illuminate Buyer
9.000%, 07/01/28(A)		100	104
INEOS Styrolution Group GmbH
2.250%, 01/16/27	EUR	1,900	1,953
Koppers
6.000%, 02/15/25(A)		2,550	2,480
PQ
6.750%, 11/15/22(A)		950	967
PQ
5.750%, 12/15/25(A)		500	504

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Starfruit Finco BV
8.000%, 10/01/26(A)		2,050	$2,099
Unigel Luxembourg
8.750%, 10/01/26		6,190	5,014
WR Grace & -Conn
4.875%, 06/15/27(A)		550	557

Total Chemicals			25,014

Coal Mining [0.7%]
DTEK Finance
10.750%cash/0% PIK, 12/31/24(D)		25,512	15,045
Eterna Capital Pte
8.000%, 12/11/22		7,287	2,222
Mongolian Mining
9.250%, 04/15/24		3,550	2,509
Mongolian Mining
0.000%, VAR N/A0.000%, 10/01/68		7,787	4,244
New World Resources
8.000%, 04/07/20(D)	EUR	1,101	31
Zhongrong International Resources
7.250%, 10/26/20(D)		4,140	1,097

Total Coal Mining			25,148

Commercial Serv-Finance [0.0%]
Sisal Pay
3.875%, VAR Euribor 3 Month+3.875%, 12/17/26	EUR	400	433

Computer System Design & Services [0.2%]
HT Global IT Solutions Holdings
7.000%, 07/14/21		6,465	6,384

Description	Face Amount (000)(1)	Value (000)
Construction Machinery [0.1%]
United Rentals North America
5.875%, 09/15/26	575	$603
United Rentals North America
6.500%, 12/15/26	325	341
United Rentals North America
5.500%, 05/15/27	850	875
United Rentals North America
4.875%, 01/15/28	600	615
United Rentals North America
5.250%, 01/15/30	325	336
United Rentals North America
4.000%, 07/15/30	700	677

Total Construction Machinery		3,447

Consumer Cyclical Services [0.3%]
Allied Universal Holdco
6.625%, 07/15/26(A)	800	840
Allied Universal Holdco
9.750%, 07/15/27(A)	4,175	4,399
Brink's
5.500%, 07/15/25(A)	250	255
Garda World Security
4.625%, 02/15/27(A)	1,275	1,256
Go Daddy Operating
5.250%, 12/01/27(A)	650	661
GW B-CR Security
9.500%, 11/01/27(A)	2,693	2,848

Total Consumer Cyclical Services		10,259

Consumer Products [0.2%]
Edgewell Personal Care
5.500%, 06/01/28(A)	875	899

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Energizer Holdings
5.500%, 06/15/25(A)		175	$180
Energizer Holdings
6.375%, 07/15/26(A)		300	310
Energizer Holdings
7.750%, 01/15/27(A)		925	986
Energizer Holdings
4.750%, 06/15/28(A)		550	540
Newell Brands
4.875%, 06/01/25		275	288
Prestige Brands
6.375%, 03/01/24(A)		2,525	2,588
Prestige Brands
5.125%, 01/15/28(A)		175	173

Total Consumer Products			5,964

Containers & Packaging [0.0%]
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	276

Diversified Manufacturing [0.2%]
Colfax
6.000%, 02/15/24(A)		250	258
Colfax
6.375%, 02/15/26(A)		200	209
Entegris
4.625%, 02/10/26(A)		575	583
Gates Global
6.250%, 01/15/26(A)		2,675	2,628
Stevens Holding
6.125%, 10/01/26(A)		425	444
Titan Acquisition
7.750%, 04/15/26(A)		450	426
WESCO Distribution
5.375%, 12/15/21		1,275	1,276
5.375%, 06/15/24		775	772

Description		Face Amount (000)(1)	Value (000)
WESCO Distribution
7.125%, 06/15/25(A)		450	$474
WESCO Distribution
7.250%, 06/15/28(A)		925	978

Total Diversified Manufacturing			8,048

Drugs [0.6%]
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27	EUR	200	218
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	349
Teva Pharmaceutical Finance
6.150%, 02/01/36		3,615	3,572
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		2,425	2,586
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		15,566	16,480

Total Drugs			23,205

Electric Utilities [1.1%]
Eskom Holdings SOC
7.125%, 02/11/25		1,335	1,242
Generacion Mediterranea
9.625%, 07/27/23		10,544	5,272
Genneia
8.750%, 01/20/22		2,185	1,817
Instituto Costarricense de Electricidad
6.950%, 11/10/21		2,245	2,222
Pampa Energia
7.375%, 07/21/23		7,605	6,493
Pampa Energia
7.500%, 01/24/27		3,565	2,891

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Perusahaan Listrik Negara
5.500%, 11/22/21		1,026	$1,075
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		516	582
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		919	1,146
Stoneway Capital
10.000%, 03/01/27(D)		48,041	16,094

Total Electric Utilities			38,834

Electric-Distribution [0.1%]
Comision Federal de Electricidad
4.875%, 01/15/24		922	974
Comision Federal de Electricidad
5.750%, 02/14/42		1,236	1,316
Viridian Group FinanceCo
4.750%, 09/15/24	GBP	2,000	2,444

Total Electric-Distribution			4,734

Energy & Power [0.5%]
MSU Energy
6.875%, 02/01/25		30,911	19,451
Sheridan Production Partners
0.000%,		11	53
YPF Energia Electrica
10.000%, 07/25/26		155	118

Total Energy & Power			19,622

Enterprise Software/Serv [0.0%]
Boxer Parent
6.500%, 10/02/25	EUR	300	347

Description		Face Amount (000)(1)	Value (000)
Entertainment & Gaming [0.1%]
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	243	$268
NagaCorp
9.375%, 05/21/21		1,500	1,516
NagaCorp
7.950%, 07/06/24		500	489

Total Entertainment & Gaming			2,273

Environmental [0.0%]
Tervita Escrow
7.625%, 12/01/21(A)		900	707

Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23		404	393
Export-Import Bank of India
3.375%, 08/05/26		484	500
Export-Import Bank of India, MTN
4.000%, 01/14/23		815	853
Ukreximbank Via Biz Finance
9.750%, 01/22/25		648	659

Total Export/Import Bank			2,405

Finance Companies [0.3%]
Avolon Holdings Funding
5.125%, 10/01/23(A)		150	139
Navient
5.000%, 10/26/20		675	672
5.000%, 03/15/27		750	630
Navient
5.875%, 10/25/24		1,375	1,292

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Navient
6.750%, 06/25/25		600	$572
6.750%, 06/15/26		200	185
Navient, MTN
6.125%, 03/25/24		425	404
Park Aerospace Holdings
5.500%, 02/15/24(A)		1,850	1,692
Quicken Loans
5.750%, 05/01/25(A)		2,950	3,016
Quicken Loans
5.250%, 01/15/28(A)		1,250	1,290

Total Finance Companies			9,892

Financial Services [0.5%]
Bantrab Senior Trust
9.000%, 11/14/20		356	352
Cabot Financial Luxembourg II, MTN
6.375%, VAR Euribor 3 Month+6.375%, 06/14/24	EUR	1,005	1,105
Garfunkelux Holdco 3
8.500%, 11/01/22	GBP	2,662	3,101
India Infoline Finance, MTN
5.875%, 04/20/23		5,400	4,268
Motion Finco Sarl
7.000%, 05/15/25	EUR	1,575	1,820
Oilflow SPV 1 DAC
12.000%, 01/13/22		6,375	6,072
Power Sector Assets & Liabilities Management
7.390%, 12/02/24		1,501	1,849

Description	Face Amount (000)(1)	Value (000)
Russian Standard
13.000%cash/0% PIK, 10/27/22(D)	—	$—

Total Financial Services		18,567

Food & Beverage [0.3%]
Aramark Services
5.000%, 04/01/25(A)	625	616
5.000%, 02/01/28(A)	2,850	2,707
Aramark Services
6.375%, 05/01/25(A)	125	129
B&G Foods
5.250%, 04/01/25	725	730
Lamb Weston Holdings
4.625%, 11/01/24(A)	375	389
Lamb Weston Holdings
4.875%, 11/01/26(A)	1,025	1,061
4.875%, 05/15/28(A)	275	291
Post Holdings
5.000%, 08/15/26(A)	1,975	1,983
Post Holdings
5.750%, 03/01/27(A)	900	929
Post Holdings
5.625%, 01/15/28(A)	1,050	1,087
Post Holdings
5.500%, 12/15/29(A)	850	879
Post Holdings
4.625%, 04/15/30(A)	325	318
US Foods
5.875%, 06/15/24(A)	1,625	1,544

Total Food & Beverage		12,663

Food, Beverage & Tobacco [0.3%]
CEDC Finance International
10.000%, 12/31/22(A)	7,230	5,206
NBM US Holdings
7.000%, 05/14/26	2,380	2,390

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
NBM US Holdings
6.625%, 08/06/29	1,980	$2,015

Total Food, Beverage & Tobacco		9,611

Foreign Govenments [0.0%]
Eskom Holdings SOC, MTN
8.450%, 08/10/28	459	431

Gaming [0.5%]
Boyd Gaming
8.625%, 06/01/25(A)	175	183
Boyd Gaming
6.375%, 04/01/26	750	712
Boyd Gaming
6.000%, 08/15/26	650	608
Boyd Gaming
4.750%, 12/01/27(A)	1,100	946
Caesars Resort Collection
5.250%, 10/15/25(A)	750	652
Colt Merger Sub
5.750%, 07/01/25(A)	200	201
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,143
Colt Merger Sub
8.125%, 07/01/27(A)	1,350	1,304
Eldorado Resorts
6.000%, 04/01/25	1,450	1,517
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	440
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	391
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	867
MGM Resorts International
6.000%, 03/15/23	500	505

Description	Face Amount (000)(1)	Value (000)
MGM Resorts International
6.750%, 05/01/25	475	$470
MGM Resorts International
5.750%, 06/15/25	640	633
MGM Resorts International
4.625%, 09/01/26	192	175
MGM Resorts International
5.500%, 04/15/27	262	252
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	1,525	1,266
Stars Group Holdings BV
7.000%, 07/15/26(A)	2,350	2,477
Station Casinos
5.000%, 10/01/25(A)	1,025	902
Station Casinos
4.500%, 02/15/28(A)	1,500	1,269
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	300	293
VICI Properties
3.500%, 02/15/25(A)	75	70
VICI Properties
4.250%, 12/01/26(A)	900	862
VICI Properties
3.750%, 02/15/27(A)	100	94
VICI Properties
4.625%, 12/01/29(A)	950	926
VICI Properties
4.125%, 08/15/30(A)	75	72

Total Gaming		19,230

Health Insurance [0.2%]
Centene
4.750%, 01/15/25	3,200	3,276
Centene
5.250%, 04/01/25(A)	1,000	1,030

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Centene
5.375%, 06/01/26(A)	1,225	$1,270
5.375%, 08/15/26(A)	400	416
Centene
4.250%, 12/15/27	1,075	1,109
Centene
4.625%, 12/15/29	500	528
Centene
3.375%, 02/15/30	250	252

Total Health Insurance		7,881

Healthcare [1.3%]
Acadia Healthcare
5.625%, 02/15/23	925	925
Acadia Healthcare
6.500%, 03/01/24	2,000	2,035
Acadia Healthcare
5.500%, 07/01/28(A)	175	176
Air Medical Group Holdings
6.375%, 05/15/23(A)	1,675	1,541
Avantor
6.000%, 10/01/24(A)	525	549
Avantor
9.000%, 10/01/25(A)	3,575	3,843
Charles River Laboratories International
5.500%, 04/01/26(A)	325	338
Charles River Laboratories International
4.250%, 05/01/28(A)	100	100
CHS
6.250%, 03/31/23	2,300	2,165
CHS
8.625%, 01/15/24(A)	100	98
CHS
6.625%, 02/15/25(A)	375	352

Description	Face Amount (000)(1)	Value (000)
CHS
8.000%, 03/15/26(A)	400	$378
HCA
5.875%, 05/01/23	375	406
5.875%, 02/15/26	1,175	1,288
5.875%, 02/01/29	350	396
HCA
5.375%, 02/01/25	1,975	2,116
5.375%, 09/01/26	150	163
HCA
5.625%, 09/01/28	425	474
HCA
3.500%, 09/01/30	3,800	3,660
Hill-Rom Holdings
4.375%, 09/15/27(A)	150	154
IQVIA
5.000%, 10/15/26(A)	1,475	1,517
5.000%, 05/15/27(A)	325	333
LifePoint Health
6.750%, 04/15/25(A)	575	594
LifePoint Health
4.375%, 02/15/27(A)	400	378
MEDNAX
6.250%, 01/15/27(A)	1,025	1,025
MPH Acquisition Holdings
7.125%, 06/01/24(A)	3,475	3,232
Polaris Intermediate
8.500%cash/0% PIK, 12/01/22(A)	1,500	1,320
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	2,350	2,420
Surgery Center Holdings
6.750%, 07/01/25(A)	350	316
Team Health Holdings
6.375%, 02/01/25(A)	2,925	1,696
Teleflex
4.875%, 06/01/26	675	695

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Teleflex
4.625%, 11/15/27	125	$132
Teleflex
4.250%, 06/01/28(A)	100	103
Tenet Healthcare
6.750%, 06/15/23	950	943
Tenet Healthcare
4.625%, 07/15/24	625	612
Tenet Healthcare
5.125%, 05/01/25	1,025	989
5.125%, 11/01/27(A)	2,075	2,047
Tenet Healthcare
7.000%, 08/01/25	1,350	1,317
Tenet Healthcare
4.875%, 01/01/26(A)	550	536
Tenet Healthcare
6.250%, 02/01/27(A)	1,050	1,042
Vizient
6.250%, 05/15/27(A)	625	655
West Street Merger Sub
6.375%, 09/01/25(A)	2,800	2,709

Total Healthcare		45,768

Hotels and Motels [0.1%]
Grupo Posadas
7.875%, 06/30/22	13,020	3,751

Independent Energy [0.6%]
Antero Resources
5.625%, 06/01/23	1,325	848
Antero Resources
5.000%, 03/01/25	350	206
Ascent Resources Utica Holdings
10.000%, 04/01/22(A)	850	725
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)	450	288

Description	Face Amount (000)(1)	Value (000)
Berry Petroleum
7.000%, 02/15/26(A)	550	$445
Callon Petroleum
6.125%, 10/01/24	1,155	433
Callon Petroleum
6.375%, 07/01/26	175	58
Carrizo Oil & Gas
6.250%, 04/15/23	575	218
Carrizo Oil & Gas
8.250%, 07/15/25	325	114
Centennial Resource Production
6.875%, 04/01/27(A)	750	397
Chesapeake Energy
7.000%, 10/01/24(D)	575	14
Chesapeake Energy
11.500%, 01/01/25(A) (D)	1,150	131
Continental Resources
4.375%, 01/15/28	650	572
CrownRock
5.625%, 10/15/25(A)	1,850	1,658
Endeavor Energy Resources
6.625%, 07/15/25(A)	725	731
Endeavor Energy Resources
5.750%, 01/30/28(A)	675	648
EP Energy
8.000%, 11/29/24(A) (D)	925	19
Equities
4.875%, 11/15/21	200	196
Equities
6.125%, 02/01/25	1,150	1,146
Equities
7.000%, 02/01/30	575	592
Gulfport Energy
6.000%, 10/15/24	300	153

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Gulfport Energy
6.375%, 05/15/25	675	$337
6.375%, 01/15/26	225	108
Jagged Peak Energy
5.875%, 05/01/26	500	485
Oasis Petroleum
6.875%, 03/15/22	865	143
6.875%, 01/15/23	175	29
Oasis Petroleum
6.250%, 05/01/26(A)	650	107
Occidental Petroleum
2.900%, 08/15/24	875	748
Occidental Petroleum
3.500%, 06/15/25	725	613
Occidental Petroleum
8.000%, 07/15/25	750	753
Occidental Petroleum
8.875%, 07/15/30	1,300	1,298
Occidental Petroleum
6.450%, 09/15/36	1,300	1,099
Occidental Petroleum
4.300%, 08/15/39	1,275	879
Occidental Petroleum
4.100%, 02/15/47	425	286
Occidental Petroleum
4.400%, 08/15/49	450	310
Parsley Energy
5.375%, 01/15/25(A)	300	292
Parsley Energy
5.250%, 08/15/25(A)	275	264
Parsley Energy
5.625%, 10/15/27(A)	350	345
PDC Energy
6.125%, 09/15/24	700	651
PDC Energy
5.750%, 05/15/26	500	455
QEP Resources
5.250%, 05/01/23	925	611

Description	Face Amount (000)(1)	Value (000)
QEP Resources
5.625%, 03/01/26	350	$222
Range Resources
5.000%, 03/15/23	250	215
Range Resources
4.875%, 05/15/25	847	639
Range Resources
9.250%, 02/01/26(A)	350	315
SM Energy
5.000%, 01/15/24	300	162
SM Energy
5.625%, 06/01/25	375	199
SM Energy
6.750%, 09/15/26	350	176
SM Energy
6.625%, 01/15/27	300	147
Southwestern Energy
7.750%, 10/01/27	375	326
Ultra Resources
7.125%, 04/15/25(A) (D)	400	1
Whiting Petroleum
6.250%, 04/01/23(D)	800	139
Whiting Petroleum
6.625%, 01/15/26(D)	450	80
WPX Energy
5.250%, 09/15/24	700	689
5.250%, 10/15/27	325	304
WPX Energy
4.500%, 01/15/30	600	528

Total Independent Energy		23,547

Industrial - Other [0.1%]
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)	600	625
IAA
5.500%, 06/15/27(A)	200	206

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
KAR Auction Services
5.125%, 06/01/25(A)	1,075	$1,059
Resideo Funding
6.125%, 11/01/26(A)	325	318

Total Industrial - Other		2,208

Insurance - P&C [0.7%]
Acrisure
8.125%, 02/15/24(A)	575	598
Acrisure
7.000%, 11/15/25(A)	625	597
Alliant Holdings Intermediate
6.750%, 10/15/27(A)	2,275	2,267
AmWINS Group
7.750%, 07/01/26(A)	2,975	3,124
Ardonagh Midco 2
11.500%, 01/15/27(A)	925	930
Ardonagh Midco 3
8.625%, 07/15/23(A)	475	496
AssuredPartners
7.000%, 08/15/25(A)	1,925	1,925
GTCR AP Finance
8.000%, 05/15/27(A)	975	1,004
HUB International
7.000%, 05/01/26(A)	7,150	7,135
NFP
7.000%, 05/15/25(A)	300	315
NFP
6.875%, 07/15/25(A)	3,250	3,206
NFP
8.000%, 07/15/25(A)	325	318
USI
6.875%, 05/01/25(A)	2,875	2,900

Total Insurance - P&C		24,815

Description		Face Amount (000)(1)	Value (000)
Internet Connectiv Svcs [0.1%]
United Group
4.875%, 07/01/24	EUR	1,150	$1,279
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,651
United Group BV
3.250%, VAR Euribor 3 Month+3.250%, 02/15/26	EUR	400	427
United Group BV
3.625%, 02/15/28	EUR	800	841

Total Internet Connectiv Svcs			4,198

Leisure [0.1%]
Live Nation Entertainment
4.750%, 10/15/27(A)		200	172
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,564
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	207
Vail Resorts
6.250%, 05/15/25(A)		125	131
Viking Cruises
6.250%, 05/15/25(A)		500	285
VOC Escrow
5.000%, 02/15/28(A)		500	371

Total Leisure			2,730

Lodging [0.1%]
Hilton Domestic Operating
4.250%, 09/01/24		475	461
Hilton Domestic Operating
5.125%, 05/01/26		1,900	1,892
Hilton Domestic Operating
4.875%, 01/15/30		375	369

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Ryman Hospitality Properties
4.750%, 10/15/27(A)	450	$400
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	375	361

Total Lodging		3,483

Media Entertainment [1.0%]
AMC Networks
5.000%, 04/01/24	1,825	1,807
AMC Networks
4.750%, 08/01/25	450	443
Cumulus Media New Holdings
6.750%, 07/01/26(A)	525	485
Diamond Sports Group
5.375%, 08/15/26(A)	800	579
Diamond Sports Group
6.625%, 08/15/27(A)	1,625	865
Entercom Media
7.250%, 11/01/24(A)	1,025	892
Entercom Media
6.500%, 05/01/27(A)	1,775	1,593
Gray Television
5.125%, 10/15/24(A)	450	450
Gray Television
5.875%, 07/15/26(A)	1,400	1,394
Gray Television
7.000%, 05/15/27(A)	500	512
iHeartCommunications
6.375%, 05/01/26	444	439
iHeartCommunications
8.375%, 05/01/27	2,924	2,680
iHeartCommunications
5.250%, 08/15/27(A)	375	359
iHeartCommunications
4.750%, 01/15/28(A)	175	161
Lamar Media
3.750%, 02/15/28(A)	450	424

Description	Face Amount (000)(1)	Value (000)
Lamar Media
4.875%, 01/15/29(A)	350	$352
Match Group
5.000%, 12/15/27(A)	1,225	1,275
Match Group
4.625%, 06/01/28(A)	550	555
Match Group
4.125%, 08/01/30(A)	1,275	1,248
Nexstar Broadcasting
5.625%, 08/01/24(A)	1,400	1,411
5.625%, 07/15/27(A)	2,625	2,605
Nielsen Finance
5.000%, 04/15/22(A)	2,425	2,416
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	550	540
Outfront Media Capital
5.625%, 02/15/24	1,150	1,153
Outfront Media Capital
4.625%, 03/15/30(A)	75	68
Scripps Escrow
5.875%, 07/15/27(A)	975	924
Sinclair Television Group
5.625%, 08/01/24(A)	1,075	1,032
Sinclair Television Group
5.875%, 03/15/26(A)	1,475	1,453
Sinclair Television Group
5.125%, 02/15/27(A)	500	455
TEGNA
5.500%, 09/15/24(A)	100	101
TEGNA
4.625%, 03/15/28(A)	900	828
TEGNA
5.000%, 09/15/29(A)	2,400	2,247
Terrier Media Buyer
8.875%, 12/15/27(A)	3,025	2,900

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
WMG Acquisition
3.875%, 07/15/30(A)		375	$379

Total Media Entertainment			35,025

Medical Labs and Testing Srv [0.0%]
Synlab Bondco
4.750%, VAR Euribor 3 Month+4.750%, 07/01/25	EUR	310	348

Medical Products & Services [0.0%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	424	459

Metal-Copper [0.4%]
First Quantum Minerals
7.250%, 05/15/22(A)		500	490
7.250%, 04/01/23		8,730	8,350
First Quantum Minerals
6.875%, 03/01/26		6,575	6,245

Total Metal-Copper			15,085

Metal-Iron [0.8%]
Samarco Mineracao
4.125%, 11/01/22(D)		11,300	5,933
4.125%, 11/01/22(A) (D)		100	51
Samarco Mineracao
5.750%, 10/24/23(D)		26,960	13,979
Samarco Mineracao
5.375%, 09/26/24(D)		16,514	8,535

Total Metal-Iron			28,498

Metals & Mining [0.6%]
Coeur Mining
5.875%, 06/01/24		1,050	1,008

Description	Face Amount (000)(1)	Value (000)
Freeport-McMoRan
3.875%, 03/15/23	1,300	$1,300
Freeport-McMoRan
5.000%, 09/01/27	475	477
Freeport-McMoRan
4.125%, 03/01/28	300	291
Freeport-McMoRan
5.250%, 09/01/29	400	410
Freeport-McMoRan
5.400%, 11/14/34	1,425	1,409
Hudbay Minerals
7.250%, 01/15/23(A)	675	665
Hudbay Minerals
7.625%, 01/15/25(A)	1,375	1,306
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	776	844
Indonesia Asahan Aluminium Persero
4.750%, 05/15/25(A)	369	395
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30(A)	451	504
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	676	828
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50(A)	217	244
Steel Dynamics
5.500%, 10/01/24	550	565
TiZir
9.500%, 07/19/22(A)	16	17
Vedanta Resources
8.250%, 06/07/21	13,847	12,077

Total Metals & Mining		22,340

Midstream [1.1%]
AmeriGas Partners
5.500%, 05/20/25	375	386

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
AmeriGas Partners
5.875%, 08/20/26	1,175	$1,240
AmeriGas Partners
5.750%, 05/20/27	925	978
Antero Midstream Partners
5.375%, 09/15/24	1,300	1,108
Antero Midstream Partners
5.750%, 03/01/27(A)	2,350	1,856
5.750%, 01/15/28(A)	1,150	909
Buckeye Partners
4.125%, 03/01/25(A)	650	624
Buckeye Partners
4.500%, 03/01/28(A)	900	841
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	700	785
Cheniere Corpus Christi Holdings
5.125%, 06/30/27	275	302
Cheniere Energy Partners
5.250%, 10/01/25	1,750	1,744
Cheniere Energy Partners
5.625%, 10/01/26	100	100
CNX Midstream Partners
6.500%, 03/15/26(A)	2,150	1,978
EQM Midstream Partners
4.750%, 07/15/23	725	730
EQM Midstream Partners
6.000%, 07/01/25(A)	675	684
EQM Midstream Partners
6.500%, 07/01/27(A)	1,125	1,152
6.500%, 07/15/48	225	205
EQM Midstream Partners
5.500%, 07/15/28	800	762
Ferrellgas
6.500%, 05/01/21	225	191

Description	Face Amount (000)(1)	Value (000)
Ferrellgas
6.750%, 01/15/22	400	$336
6.750%, 06/15/23	500	413
Hess Midstream Operations
5.125%, 06/15/28(A)	600	577
Holly Energy Partners
5.000%, 02/01/28(A)	1,050	1,000
MPLX
6.250%, 10/15/22	362	366
NuStar Logistics
6.000%, 06/01/26	800	776
NuStar Logistics
5.625%, 04/28/27	1,650	1,592
Suburban Propane Partners
5.500%, 06/01/24	725	718
Suburban Propane Partners
5.750%, 03/01/25	850	850
Suburban Propane Partners
5.875%, 03/01/27	1,100	1,089
Summit Midstream Holdings
5.500%, 08/15/22	1,200	792
Summit Midstream Holdings
5.750%, 04/15/25	1,275	714
Sunoco
5.500%, 02/15/26	325	315
Sunoco
5.875%, 03/15/28	325	323
Targa Resources Partners
5.250%, 05/01/23	500	488
Targa Resources Partners
6.750%, 03/15/24	275	274
Targa Resources Partners
5.875%, 04/15/26	825	817
Targa Resources Partners
5.375%, 02/01/27	1,075	1,037

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Targa Resources Partners
6.500%, 07/15/27		1,050	$1,053
Targa Resources Partners
5.000%, 01/15/28		1,875	1,763
Targa Resources Partners
5.500%, 03/01/30(A)		1,475	1,424
TransMontaigne Partners
6.125%, 02/15/26		700	675
Western Midstream Operating
4.000%, 07/01/22		800	797
Western Midstream Operating
4.650%, 07/01/26		150	144
Western Midstream Operating
4.500%, 03/01/28		1,050	982
Western Midstream Operating
4.050%, 02/01/30		400	385
Western Midstream Operating
5.450%, 04/01/44		225	187
Western Midstream Operating
5.300%, 03/01/48		2,400	1,947
Western Midstream Operating
5.500%, 08/15/48		250	203
Western Midstream Operating
5.250%, 02/01/50		75	65

Total Midstream			38,677

Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,471	1,058

Description	Face Amount (000)(1)	Value (000)
Hilong Holding
7.250%, 06/22/20(D)	7,850	$3,454

Total Miscellaneous Manufacturing		4,512

Non-Ferrous Metals [0.2%]
Nacional del Cobre de Chile
4.250%, 07/17/42	601	662
Nacional del Cobre de Chile
5.625%, 10/18/43	1,322	1,722
Nacional del Cobre de Chile
4.875%, 11/04/44	1,681	2,013
Nacional del Cobre de Chile
4.500%, 08/01/47	840	967
Nacional del Cobre de Chile
4.375%, 02/05/49	975	1,116

Total Non-Ferrous Metals		6,480

Oil Field Services [0.2%]
Archrock Partners
6.875%, 04/01/27(A)	1,475	1,389
Archrock Partners
6.250%, 04/01/28(A)	850	774
Nabors Industries
7.250%, 01/15/26(A)	475	292
Nabors Industries
7.500%, 01/15/28(A)	175	108
Precision Drilling
7.750%, 12/15/23	775	531
Precision Drilling
7.125%, 01/15/26(A)	200	122
SESI
7.125%, 12/15/21	625	215
SESI
7.750%, 09/15/24	1,375	502

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Shelf Drilling Holdings
8.250%, 02/15/25(A)	850	$383
USA Compression Partners
6.875%, 04/01/26	2,100	2,029
6.875%, 09/01/27	1,000	960

Total Oil Field Services		7,305

Packaging [0.9%]
ARD Finance
6.500%cash/0% PIK, 06/30/27(A)	2,725	2,696
Ardagh Packaging Finance
6.000%, 02/15/25(A)	1,550	1,590
Ardagh Packaging Finance
5.250%, 08/15/27(A)	1,525	1,498
Berry Global
5.500%, 05/15/22	586	587
Berry Global
6.000%, 10/15/22	575	576
Berry Global
5.125%, 07/15/23	1,375	1,384
Berry Global Escrow
4.875%, 07/15/26(A)	900	914
Berry Global Escrow
5.625%, 07/15/27(A)	525	538
Crown Americas
4.750%, 02/01/26	650	662
Crown Americas
4.250%, 09/30/26	75	77
Flex Acquisition
6.875%, 01/15/25(A)	3,700	3,570
Flex Acquisition
7.875%, 07/15/26(A)	2,700	2,619
Greif
6.500%, 03/01/27(A)	200	204
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,325	1,301

Description	Face Amount (000)(1)	Value (000)
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	3,200	$2,902
Owens-Brockway Glass Container
5.000%, 01/15/22(A)	21	21
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	985
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	1,983
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	325	338
Reynolds Group Issuer
7.000%, 07/15/24(A)	1,600	1,604
Sealed Air
4.875%, 12/01/22(A)	125	128
Sealed Air
5.125%, 12/01/24(A)	425	454
Sealed Air
4.000%, 12/01/27(A)	450	450
Silgan Holdings
4.125%, 02/01/28(A)	100	99
Trident TPI Holdings
9.250%, 08/01/24(A)	700	717
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,449
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	700	706
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	1,725	1,844

Total Packaging		31,896

Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	1,850	1,864

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Graphic Packaging International
4.750%, 07/15/27(A)		300	$317
Graphic Packaging International
3.500%, 03/15/28(A)		225	223

Total Paper			2,404

Paper & Related Products [0.0%]
Eldorado International Finance GmbH
8.625%, 06/16/21		640	646
Fabric BC
4.125%, VAR Euribor 3 Month+4.125%, 08/31/26	EUR	200	218
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27	EUR	400	439

Total Paper & Related Products			1,303

Petroleum & Fuel Products [9.6%]
ADES International Holding
8.625%, 04/24/24		6,065	5,708
Cheniere Energy Partners
4.500%, 10/01/29(A)		575	557
Constellation Oil
10.000%cash/0% PIK, 11/09/24		38,459	10,577
DNO
8.750%, 05/31/23(A)		7,700	7,026
DNO
8.375%, 05/29/24(A)		6,135	5,368
Empresa Nacional del Petroleo
3.750%, 08/05/26		630	652
Empresa Nacional del Petroleo
4.500%, 09/14/47		976	1,028

Description	Face Amount (000)(1)	Value (000)
Frontera Energy
9.700%, 06/25/23	5,730	$4,719
HKN Energy
11.000%, 03/06/24	20,700	18,630
KazMunayGas National JSC
5.375%, 04/24/30	989	1,122
KazMunayGas National JSC
6.375%, 10/24/48	706	893
Latina Offshore
8.875%, 10/15/22(A)	24,979	16,237
Medco Oak Tree Pte
7.375%, 05/14/26	2,115	1,976
Nile Delta Sukuk
4.000%, 10/31/20	31,448	27,045
Nostrum Oil & Gas Finance
8.000%, 07/25/22	9,833	2,557
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	25,009	6,377
NT Rig Holdco Pte
12.000%, 12/20/21	2,447	2,436
NT Rig Holdco PTE
7.500%, 12/20/21	25,338	18,592
Odebrecht Drilling Norbe VIII
7.350%cash/0% PIK, 12/01/26	7,708	2,235
Odebrecht Offshore Drilling Finance
7.720%cash/0% PIK, 12/01/26	3,464	312
Offshore Drilling Holding
8.375%, 09/20/20	38,575	8,921
Oil and Gas Holding BSCC
7.625%, 11/07/24	621	674
Oil and Gas Holding BSCC
8.375%, 11/07/28	777	860

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oro Negro Drilling Pte
0.000%, (B) (E)	3,538	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (D)	23,137	$3,124
Pan American Energy
7.875%, 05/07/21	257	255
Pertamina Persero
6.000%, 05/03/42	416	497
Pertamina Persero, MTN
6.500%, 11/07/48	583	766
Pertamina Persero, MTN
4.175%, 01/21/50	571	577
Petroamazonas EP
4.625%, 12/06/21	1,961	1,412
Petrobras Global Finance
6.875%, 01/20/40	11,605	12,270
Petrobras Global Finance
6.850%, 06/05/15	22,648	22,528
Petroleos de Venezuela
8.500%, 10/27/20(D)	10,470	1,047
Petroleos de Venezuela
9.750%, 05/17/35(D)	8,689	261
Petroleos del Peru
5.625%, 06/19/47	668	785
Petroleos Mexicanos
6.350%, 02/12/48	1,046	778
Petroleos Mexicanos
7.690%, 01/23/50	2,561	2,142
Petroleos Mexicanos
6.950%, 01/28/60	5,114	3,939
Petroleos Mexicanos, MTN
6.750%, 09/21/47	4,693	3,617
Petronas Capital, MTN
4.550%, 04/21/50(A)	1,457	1,855
Puma International Financing
5.000%, 01/24/26	8,625	7,223

Description	Face Amount (000)(1)	Value (000)
ShaMaran Petroleum
12.000%, 07/05/23(A)	19,620	$14,126
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	744	960
Sinopec Group Overseas Development 2018
2.700%, 05/13/30(A)	820	846
Sinopec Group Overseas Development 2018
3.350%, 05/13/50(A)	238	254
Southern Gas Corridor CJSC
6.875%, 03/24/26	2,237	2,578
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	1,364	1,614
Tullow Oil
7.000%, 03/01/25	54,345	34,102
Tullow Oil Jersey
6.625%, 07/12/21	54,800	43,831
YPF
8.500%, 03/23/21	40,504	34,263
8.500%, 07/28/25	3,130	2,335
YPF
8.750%, 04/04/24	6,765	5,474

Total Petroleum & Fuel Products		347,961

Pharmaceuticals [0.4%]
Bausch Health
5.500%, 03/01/23(A)	49	49
5.500%, 11/01/25(A)	425	436
Bausch Health
5.875%, 05/15/23(A)	145	145
Bausch Health
7.000%, 03/15/24(A)	425	441

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Bausch Health
6.125%, 04/15/25(A)	3,450	$3,499
Bausch Health
9.000%, 12/15/25(A)	550	592
Bausch Health
5.750%, 08/15/27(A)	275	292
Bausch Health
5.000%, 01/30/28(A)	700	659
Bausch Health
6.250%, 02/15/29(A)	1,000	1,005
Bausch Health
7.250%, 05/30/29(A)	1,600	1,680
Bausch Health Americas
9.250%, 04/01/26(A)	750	814
Bausch Health Americas
8.500%, 01/31/27(A)	1,850	1,963
Endo Dac
9.500%, 07/31/27(A)	845	894
Endo Dac
6.000%, 06/30/28(A)	1,252	807
Jaguar Holding II
4.625%, 06/15/25(A)	775	789
Jaguar Holding II
5.000%, 06/15/28(A)	600	614
Mallinckrodt International Finance
5.625%, 10/15/23(A)	750	146
Mallinckrodt International Finance
5.500%, 04/15/25(A)	2,575	425
Par Pharmaceutical
7.500%, 04/01/27(A)	335	344

Total Pharmaceuticals		15,594

Real Estate Oper/Develop [1.7%]
Alam Synergy Pte
11.500%, 04/22/21	15,091	10,412

Description		Face Amount (000)(1)	Value (000)
CFLD Cayman Investment
8.600%, 04/08/24		6,530	$6,432
China Evergrande Group
11.500%, 01/22/23		1,330	1,255
China Evergrande Group
9.500%, 03/29/24		2,835	2,342
China Evergrande Group
8.750%, 06/28/25		6,760	5,438
Fantasia Holdings Group
12.250%, 10/18/22		2,300	2,418
Fantasia Holdings Group
10.875%, 01/09/23		2,605	2,644
Global Prime Capital Pte
7.250%, 04/26/21		200	200
Haya Finance 2017
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	395
Haya Finance 2017
5.250%, 11/15/22	EUR	1,845	1,594
IRSA Propiedades Comerciales
8.750%, 03/23/23		3,020	2,169
Kaisa Group Holdings
8.500%, 06/30/22		4,411	4,372
Kaisa Group Holdings
10.875%, 07/23/23		1,340	1,342
Kaisa Group Holdings
9.375%, 06/30/24		4,485	4,120
Ronshine China Holdings
8.750%, 10/25/22		2,330	2,432
Scenery Journey
12.000%, 10/24/23		7,000	6,571
Sinochem Overseas Capital
4.500%, 11/12/20		1,190	1,204

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Zhenro Properties Group
9.800%, 08/20/21		2,755	$2,838
Zhenro Properties Group
8.650%, 01/21/23		1,403	1,413
Zhenro Properties Group
9.150%, 05/06/23		2,380	2,418

Total Real Estate Oper/Develop			62,009

Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		562	583

Restaurants [0.2%]
1011778 BC ULC
4.250%, 05/15/24(A)		375	376
1011778 BC ULC
5.000%, 10/15/25(A)		4,375	4,349
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,152
KFC Holding
5.000%, 06/01/24(A)		325	331
KFC Holding
5.250%, 06/01/26(A)		625	641
KFC Holding
4.750%, 06/01/27(A)		975	999
Yum! Brands
4.750%, 01/15/30(A)		350	355

Total Restaurants			8,203

Retail [0.1%]
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,308
Grupo Famsa
9.750%, 12/15/24(A) (D)		799	332

Description		Face Amount (000)(1)	Value (000)
LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	$555

Total Retail			2,195

Retailers [0.1%]
Hanesbrands
4.875%, 05/15/26(A)		250	252
Michaels Stores
8.000%, 07/15/27(A)		1,050	914
Party City Holdings
6.125%, 08/15/23(A)		1,325	265
Party City Holdings
6.625%, 08/01/26(A)		1,100	220
William Carter
5.500%, 05/15/25(A)		375	386
William Carter
5.625%, 03/15/27(A)		125	129

Total Retailers			2,166

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(D)		4,275	898

Steel & Steel Works [0.5%]
CSN Islands XI
6.750%, 01/28/28		7,105	6,119
CSN Resources
6.500%, 07/21/20		1	1
CSN Resources
7.625%, 04/17/26		3,025	2,635
Metinvest BV
8.500%, 04/23/26		5,718	5,626
Metinvest BV
7.750%, 10/17/29		4,995	4,691

Total Steel & Steel Works			19,072

Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)		300	304

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Albertsons
6.625%, 06/15/24	950	$974
Albertsons
5.750%, 03/15/25	1,750	1,788
Albertsons
7.500%, 03/15/26(A)	525	567
Albertsons
5.875%, 02/15/28(A)	300	309
Albertsons
4.875%, 02/15/30(A)	375	384

Total Supermarkets		4,326

Technology [1.0%]
Ams
7.000%, 07/31/25(A)	975	965
Banff Merger Sub
9.750%, 09/01/26(A)	625	629
CDW
5.500%, 12/01/24	575	625
CDW
5.000%, 09/01/25	375	386
CDW
4.250%, 04/01/28	450	459
Dell International
7.125%, 06/15/24(A)	4,250	4,403
Dun & Bradstreet
6.875%, 08/15/26(A)	425	448
Dun & Bradstreet
10.250%, 02/15/27(A)	2,650	2,941
Fair Isaac
4.000%, 06/15/28(A)	150	150
Gartner
4.500%, 07/01/28(A)	625	632
Microchip Technology
4.250%, 09/01/25(A)	750	755
NCR
5.000%, 07/15/22	650	650

Description	Face Amount (000)(1)	Value (000)
NCR
6.375%, 12/15/23	500	$508
NCR
8.125%, 04/15/25(A)	100	106
NCR
5.750%, 09/01/27(A)	300	300
NCR
6.125%, 09/01/29(A)	325	324
Nuance Communications
5.625%, 12/15/26	700	728
PTC
4.000%, 02/15/28(A)	250	248
Qorvo
5.500%, 07/15/26	725	754
Qorvo
4.375%, 10/15/29(A)	1,000	1,024
Rackspace Hosting
8.625%, 11/15/24(A)	2,875	2,889
Refinitiv US Holdings
6.250%, 05/15/26(A)	300	318
Refinitiv US Holdings
8.250%, 11/15/26(A)	2,875	3,114
RP Crown Parent
7.375%, 10/15/24(A)	1,850	1,845
Sabre GLBL
5.375%, 04/15/23(A)	325	303
Science Applications International
4.875%, 04/01/28(A)	75	75
Sensata Technologies
5.000%, 10/01/25(A)	75	80
Sensata Technologies
4.375%, 02/15/30(A)	225	223
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	725	752
Sophia
9.000%, 09/30/23(A)	625	631

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
SS&C Technologies
5.500%, 09/30/27(A)		3,100	$3,145
Tempo Acquisition
6.750%, 06/01/25(A)		4,225	4,278
TTM Technologies
5.625%, 10/01/25(A)		850	843
Western Digital
4.750%, 02/15/26		550	568

Total Technology			36,099

Telephones & Telecommunications [2.8%]
Digicel Group One
8.250%, 12/30/22(D)		5,839	3,839
Digicel Group Two
8.250%, 09/30/22(D)		5,482	219
Digicel Group Two
9.125%cash/0% PIK, 04/01/24(D)		4,820	217
Digicel International Finance
8.750%, 05/25/24(A)		3,133	3,063
Digicel International Finance
13.000%cash/0% PIK, 12/31/25(A)		319	270
Digicel International Finance
8.000%, 12/31/26(A)		1,871	1,132
Internap Holdings LLC
0.000%,		61	107
Liquid Telecommunications Financing
8.500%, 07/13/22		4,880	4,857
Matterhorn Telecom
3.125%, 09/15/26	EUR	900	973
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	1,732
Maxcom Telecomunicaciones
15.000%, 10/25/68		1,741	35

Description	Face Amount (000)(1)	Value (000)
Oi
10.000%cash/0% PIK, 07/27/25	73,857	$61,526
Telecom Argentina
6.500%, 06/15/21	16,503	15,330
6.500%, 06/15/21(A)	8,706	8,084

Total Telephones & Telecommunications		101,384

Textile-Products [0.1%]
Prime Bloom Holdings
6.950%, 07/05/22	16,500	5,363

Transportation & Logistics [0.0%]
Rumo Luxembourg
5.250%, 01/10/28	1,650	1,667

Transportation Services [0.3%]
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50(A)	503	578
Georgian Railway JSC
7.750%, 07/11/22	636	644
Global Liman Isletmeleri
8.125%, 11/14/21	5,740	4,020
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	1,018	1,357
SCF Capital
5.375%, 06/16/23	1,182	1,268
Stena International
6.125%, 02/01/25(A)	750	716
Ukraine Railways via Shortline
9.875%, 09/15/21	231	234
Watco
6.500%, 06/15/27(A)	800	820

Total Transportation Services		9,637

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Utility - Electric [0.4%]
Calpine
5.750%, 01/15/25	1,275	$1,287
Calpine
5.250%, 06/01/26(A)	175	177
Calpine
4.500%, 02/15/28(A)	925	902
Calpine
5.125%, 03/15/28(A)	1,050	1,029
DPL
4.125%, 07/01/25(A)	250	250
Enviva Partners
6.500%, 01/15/26(A)	3,050	3,172
NRG Energy
7.250%, 05/15/26	800	844
NRG Energy
6.625%, 01/15/27	775	809
NRG Energy
5.750%, 01/15/28	200	211
NRG Energy
5.250%, 06/15/29(A)	600	630
TerraForm Power Operating
4.250%, 01/31/23(A)	600	608
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,173
TerraForm Power Operating
4.750%, 01/15/30(A)	1,000	1,015
Vistra Operations
5.500%, 09/01/26(A)	700	714
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,899
Vistra Operations
5.000%, 07/31/27(A)	725	733

Total Utility - Electric		15,453

Description	Face Amount (000)(1)	Value (000)
Wireless Communications [0.4%]
Altice France
7.375%, 05/01/26(A)	3,625	$3,780
Altice France
8.125%, 02/01/27(A)	225	246
Sprint
7.875%, 09/15/23	1,250	1,408
Sprint
7.125%, 06/15/24	425	480
Sprint
7.625%, 02/15/25	1,000	1,154
7.625%, 03/01/26	800	944
Sprint Capital
6.875%, 11/15/28	1,675	2,039
T-Mobile USA
6.000%, 03/01/23	625	628
6.000%, 04/15/24	550	562
T-Mobile USA
6.500%, 01/15/24	1,200	1,226
6.500%, 01/15/26	400	418
T-Mobile USA
6.375%, 03/01/25	750	771
T-Mobile USA
4.500%, 02/01/26	700	708
T-Mobile USA
4.750%, 02/01/28	325	343

Total Wireless Communications		14,707

Total Corporate Bonds
Cost ($1,676,255)		1,446,777
Loan Participations [21.9%](F)
Aerospace [0.5%]
American Airlines Inc Term Loan B (2018)
1.924%, VAR LIBOR+1.750%, 06/27/25	277	193

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
American Airlines, Inc., 2017 Class B Term Loan, 1st Lien
2.185%, VAR LIBOR+2.000%, 12/15/23	1,607	$1,279
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
2.184%, VAR LIBOR+2.000%, 04/28/23	3,309	2,606
American Airlines, Inc., 2020 Term Loan, 1st Lien
1.934%, VAR LIBOR+1.750%, 01/29/27	2,825	2,123
Amwins 5/16 Cov-Lite Lien 1
1.944%, 10/06/23	993	930
Ducommun Incorporated, Term B Loan, 1st Lien
4.194%, VAR LIBOR+4.000%, 11/21/25	1,280	1,180
MB Aerospace Term Loan
4.500%, VAR LIBOR+3.500%, 12/13/24	683	489
Mileage Plus Holdings, Term Loan, 1st Lien
0.000%, 06/25/27(G)	250	248
Science Applications International Corp (SAIC) Term Loan B (2018)
2.049%, VAR LIBOR+1.750%, 11/05/25	1,774	1,716
TransDigm Inc., Tranche E Refinancing Term Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 05/30/25	1,411	1,264

Description	Face Amount (000)(1)	Value (000)
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 12/09/25	3,491	$3,132
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 08/22/24	183	165
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/25	3,090	2,659

Total Aerospace		17,984

Automobile [0.0%]
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
3.260%, VAR LIBOR+2.500%, 10/30/26	529	509

Automotive [0.4%]
Abra Auto Body, Term Loan, 1st Lien
4.072%, 02/05/26	928	879
Adient US LLC, Initial Term Loan, 1st Lien
4.474%, VAR LIBOR+4.000%, 05/06/24	2,409	2,308
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/06/24	835	791

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
APCOA Term Loan B
3.750%, VAR Euribor+3.750%, 03/08/24	EUR	3,000	$2,952
Autokiniton US Holdings (L&W) Incremental Term Loan B
5.924%, 05/22/25		869	817
Autokiniton US Holdings (L&W), Term Loan B
6.549%, VAR LIBOR+4.000%, 05/17/25		431	405
BCA Marketplace Term Loan B1
5.451%, 09/24/26	GBP	1,000	1,152
CWGS Group, LLC, Term Loan, 1st Lien
4.123%, VAR LIBOR+2.750%, 11/08/23		938	845
Dana Term Loan B
2.430%, 02/27/26		570	548
Power Solutions Term Loan B
3.750%, 04/30/26	EUR	3,000	3,241

Total Automotive			13,938

Beverage, Food and Tobacco [0.0%]
Froneri International Limited, Facility B2, 1st Lien
2.428%, VAR LIBOR+2.250%, 01/29/27		575	539

Broadcast radio and television [0.0%]
NEP Europe Finco B.V. (EUR) Term Loan
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	988	939

Description	Face Amount (000)(1)	Value (000)
Broadcasting [0.2%]
Nexstar Broadcasting Inc Term Loan A4 - Nexstar
1.923%, VAR LIBOR+1.750%, 10/20/23	858	$811
Nexstar Broadcasting Inc Term Loan A4 - Shield
2.173%, 10/20/23	25	23
Nexstar Broadcasting Inc Term Loan B3 (2018) Mission
2.423%, VAR LIBOR+2.250%, 01/17/24	594	563
Nexstar Broadcasting Inc Term Loan B3 (2018) Nexstar
2.424%, VAR LIBOR+2.250%, 01/17/24	2,308	2,189
Quincy Newspapers Term Loan B
5.250%, VAR LIBOR+3.000%, 10/19/22	314	289
Sinclair Broadcasting Group Term Loan B-2
2.430%, 01/31/24	1,795	1,707

Total Broadcasting		5,582

Broadcasting and Entertainment [0.2%]
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.685%, VAR LIBOR+2.500%, 04/30/28	9,335	8,789

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Building & Development [0.1%]
Brookfield WEC Holdings Inc., Initial Term Loan (2020), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/01/25		2,051	$1,976
Mannington Mills, Inc., Initial Loan, 1st Lien
4.308%, VAR LIBOR+4.000%, 08/06/26		1,490	1,417
Realogy Group LLC (fka Realogy Corporation), Extended 2023 Term Loan, 1st Lien
2.441%, VAR LIBOR+2.250%, 02/08/23		713	659
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.940%, VAR LIBOR+1.750%, 12/20/24		507	471

Total Building & Development			4,523

Building and Development [0.1%]
Foncia Senior Facility B3
3.250%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	1,599
Stella Facility B
3.750%, 01/30/26	EUR	1,000	1,067

Total Building and Development			2,666

Description		Face Amount (000)(1)	Value (000)
Business equipment and services [1.3%]
Amentum Government Services Holdings LLC, Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 01/29/27		2,500	$2,449
APX Group, Inc., Initial Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 12/31/25		1,874	1,737
AVS Group GmbH Term Loan
3.750%, 07/17/26	EUR	1,000	1,068
Civica Term Loan
5.475%, 10/10/24	GBP	2,000	2,385
Colour Bidco (NGA UK) Term Loan B
6.101%, VAR LIBOR+5.250%, 11/22/24	GBP	1,500	1,320
Crestwood Holdings LLC, Term Loan, 1st Lien
7.700%, VAR LIBOR+7.500%, 03/06/23		1,610	1,053
DG Investment Intermediate Holdings 2, Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.750%, 02/02/26		75	67
Dorna Sports, S.L., B2€ Term Loan Facility, 1st Lien
2.750%, VAR Euribor+2.750%, 05/03/24	EUR	1,801	1,926
Exact Software Term Loan B
3.750%, 04/10/26	EUR	1,000	1,092

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	$2,116
Freshworld Holding IV GmbH, Facility B Loan, 1st Lien
4.000%, VAR Euribor+4.000%, 10/02/26	EUR	1,000	1,094
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 05/28/26	EUR	1,000	1,071
Marnix SAS, Facility B (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 11/19/26	EUR	2,500	2,702
NASCAR Holdings, LLC, Initial Term Loan, 1st Lien
2.930%, VAR LIBOR+2.750%, 10/19/26		1,882	1,797
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	415
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,102
QA Term Loan
5.380%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	2,825
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
2.058%, VAR LIBOR+1.750%, 06/11/25		1,444	1,398

Description		Face Amount (000)(1)	Value (000)
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 05/05/25	EUR	2,000	$2,052
Savage Enterprises, LLC, Initial Loan (2020), 1st Lien
3.190%, VAR LIBOR+3.000%, 08/01/25		605	581
Sector Alarm Holding AS, Facility B1, 1st Lien
3.000%, VAR Euribor+3.000%, 06/12/26		1,000	1,089
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 12/31/25		1,177	1,108
STG-Fairway Holdings, LLC, Term Facility, 1st Lien
4.572%, VAR LIBOR+3.500%, 01/31/27		1,000	930
Tackle S.a r.l., New Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 08/08/22	EUR	949	1,029
TKC Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 02/01/23		449	420
9.000%, VAR LIBOR+8.000%, 02/01/24		190	159

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 11/16/26		1,937	$1,849
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	966
Universidad Europea Facility B
3.750%, 02/25/26	EUR	2,000	2,094
Verisure Holding AB (publ), Facility B1E, 1st Lien
3.000%, VAR Euribor+3.000%, 10/21/22		1,000	1,091
Verisure Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	2,500	2,743
WEX Inc., Term B-3 Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 05/15/26		965	922
ZPG (aka Zoopla) Term Loan B
4.352%, VAR LIBOR+4.750%, 06/06/25	GBP	2,000	2,327

Total Business equipment and services			46,977

Cable & satellite television [0.8%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 07/31/25	EUR	2,425	2,593

Description		Face Amount (000)(1)	Value (000)
Cogeco Communications (USA) II LP, Term B Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 01/03/25		2,291	$2,186
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.435%, VAR LIBOR+2.250%, 07/17/25		3,420	3,228
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.685%, VAR LIBOR+2.500%, 04/15/27		786	744
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	2,781
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.430%, VAR LIBOR+3.250%, 08/24/26		1,990	1,614
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Dollar Term B Loan, 2nd Lien
10.437%, VAR LIBOR+9.000%, 08/13/22		540	529
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.872%, VAR LIBOR+3.688%, 01/31/26		2,382	2,279

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 07/31/25		4,170	$3,940
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/26		1,000	945
Tele Columbus AG, Facility A2, 1st Lien
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,270
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
2.185%, VAR LIBOR+2.000%, 04/30/28		3,000	2,824
Virgin Media Bristol LLC, N Facility, 1st Lien
2.685%, VAR LIBOR+2.500%, 01/31/28		5,070	4,831

Total Cable & satellite television			29,764

Cable/Wireless Video [0.2%]
Altice Financing Term Loan B (2017)
2.935%, VAR LIBOR+2.750%, 07/15/25		2,204	2,081
Charter Communications Operating Llc Lien1
1.930%, 04/30/25		4,264	4,102
Mediacom LLC, Term Loan N
1.870%, VAR LIBOR+1.750%, 02/15/24		751	728

Total Cable/Wireless Video			6,911

Description	Face Amount (000)(1)	Value (000)
Chemicals [0.9%]
Berry Global, Inc., Term Y Loan, 1st Lien
2.177%, VAR LIBOR+2.000%, 07/01/26	2,978	$2,840
Consolidated Energy Limited Term Loan B
2.694%, VAR LIBOR+2.500%, 05/07/25	1,863	1,686
Emerald Performance Materials, LLC Second Lien
8.750%, VAR LIBOR+7.750%, 08/01/22	1,199	1,144
Ferro Corp, Term Loan B-1
3.700%, VAR LIBOR+2.250%, 02/14/24	2,948	2,850
Ferro Corp, Term Loan B-2
3.700%, VAR LIBOR+2.250%, 02/14/24	843	815
Ferro Corp, Term Loan B-3
3.700%, VAR LIBOR+2.250%, 02/14/24	825	798
Gemini HDPE LLC Term Loan B
3.270%, VAR LIBOR+2.500%, 07/24/21	1,709	1,631
HB Fuller Term Loan B
2.190%, VAR LIBOR+2.000%, 10/20/24	2,792	2,690
Ineos Group Holdings PLC Term Loan B
2.174%, VAR LIBOR+2.000%, 04/01/24	7,725	7,307

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Messer Industries Term Loan B
3.950%, 03/02/26	1,143	$1,088
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR+2.250%, 02/14/24	2,086	2,023
Momentive Performance Term Loan B
3.430%, 05/15/24	2,367	2,210
PQ Corporation Term Loan B
2.428%, VAR LIBOR+2.500%, 02/07/27	2,570	2,471
Styrolution, Term Loan, 1st Lien
3.450%, 01/22/27	823	780
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
2.174%, VAR LIBOR+2.000%, 09/06/24	765	728
Univar Solutions USA Inc., Term B-3 Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 07/01/24	1,058	1,017
Vantage Specialty Chemicals Term Loan B
4.500%, VAR LIBOR+3.500%, 10/28/24	620	531

Total Chemicals		32,609

Description		Face Amount (000)(1)	Value (000)
Chemicals, Plastics and Rubber [0.8%]
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 09/13/23	EUR	1,431	$1,514
Ascend Performance Materials Operations LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 08/27/26		427	418
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
2.058%, VAR LIBOR+1.750%, 06/01/24		812	776
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
4.020%, VAR LIBOR+3.000%, 09/07/21		402	346
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.020%, VAR LIBOR+3.000%, 09/07/21		2,433	2,091
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 12/12/25		499	475

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 07/30/21	303	$292
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/26	3,451	3,301
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 08/28/26	1,000	1,090
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Euro Term Loan, 1st Lien
4.750%, VAR Euribor+4.750%, 06/30/22	2,500	2,538
New Arclin U.S. Holding Corp., Replacement Term Loan, 2nd Lien
4.500%, VAR LIBOR+3.500%, 02/14/24	444	427
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 10/01/25	4,153	3,886

Description		Face Amount (000)(1)	Value (000)
Nouryon Finance B.V., Initial Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 10/01/25	EUR	1,000	$1,083
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,272
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	330
Specialty Chemicals International B.V., Facility B-1, 1st Lien
4.500%, VAR Euribor+4.500%, 03/15/27		1,500	1,622
Tronox Finance LLC, Initial Dollar Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 09/23/24		4,198	4,021
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 07/01/26		995	946
Vantage Specialty Chemicals, Inc., Initial Loan, 1st Lien
9.250%, VAR LIBOR+8.250%, 10/27/25		790	548

Total Chemicals, Plastics and Rubber			27,976

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Clothing/textiles [0.1%]
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 09/27/24		1,837	$1,712
Breitling Holdings S.a r.l., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/11/24	EUR	1,000	1,033

Total Clothing/textiles			2,745

Communications [0.1%]
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/02/24		3,990	3,938

Conglomerates [0.2%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	1,479
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 02/05/23		2,809	2,677
Socotec Term Loan (EUR)
3.750%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,029
Socotec Term Loan (GBP)
5.096%, VAR LIBOR+4.250%, 07/20/24	GBP	1,000	1,125

Description		Face Amount (000)(1)	Value (000)
Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 05/01/24		2,187	$2,072

Total Conglomerates			8,382

Consumer Discretionary [0.0%]
Conservice, Term Loan B, 1st Lien
4.558%, 05/07/27		835	812

Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
5.572%, 06/28/26		109	90
Justrite (Safety Products) Term Loan B
5.572%, 06/28/26		885	734

Total Consumer Durables			824

Consumer NonDurables [0.0%]
Playcore, Term Loan B
5.200%, VAR LIBOR+3.750%, 09/18/24		298	243

Containers and glass products [0.2%]
Faerch Plast Term Loan B1
3.500%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,602
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 07/31/26		1,995	1,919

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	$1,610

Total Containers and glass products			6,131

Cosmetics/toiletries [0.0%]
Coty Inc., Term B USD Loan, 1st Lien
2.425%, VAR LIBOR+2.250%, 04/07/25		989	885

Diversified Media [0.6%]
Banijay, Term Loan, 1st Lien
0.000%, 03/04/25(G)		1,285	1,214
Cineworld (Crown Finance) Incremental 2019 Term Loan
3.572%, 09/20/26		637	469
Cineworld Ltd., Term Loan, 1st Lien
0.000%, 02/05/27(G)		490	331
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	12
Ew Scripps Cov-Lite
2.674%, 05/01/26		653	615
Harland Clarke Holdings Term Loan B7
5.750%, VAR LIBOR+4.750%, 11/03/23		4,038	2,928
Lions Gate Entertainment Term Loan A (2018)
1.924%, 03/22/23		951	899
MediArena Acquisition (Endemol) First Lien Term Loan
7.201%, VAR LIBOR+5.750%, 08/13/21		4,784	4,670

Description		Face Amount (000)(1)	Value (000)
Melita, Term Loan
3.750%, 07/30/26		1,000	$1,074
Meredith, Term Loan
3.260%, 01/31/25		527	486
Merrill Communications LLC Term Loan B (2019)
6.195%, 10/05/26(B)		458	446
Nielsen Finance LLC Term Loan B-4
2.180%, VAR LIBOR+2.000%, 10/04/23		2,235	2,152
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.930%, VAR LIBOR+2.750%, 05/18/25		6,877	5,585

Total Diversified Media			20,881

Drugs [0.2%]
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.190%, VAR LIBOR+3.000%, 06/02/25		761	738
Ethypharm Facility B1
5.542%, VAR LIBOR+4.750%, 07/21/23	GBP	1,000	1,190
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,135
Unilabs Term Loan B2
3.000%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,684

Total Drugs			6,747

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Electronics/electric [1.5%]
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Loan, 1st Lien
8.428%, VAR LIBOR+8.250%, 10/01/26	505	$409
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 10/01/25	2,323	2,125
Cardtronics USA, Inc., Initial Term Loan, 2nd Lien
5.000%, VAR LIBOR+4.000%, 06/29/27	700	686
ConvergeOne Holdings, Corp., Initial Term Loan
5.178%, VAR LIBOR+5.000%, 01/04/26	853	714
Cornerstone OnDemand, Inc., Term Loan, 1st Lien
5.348%, VAR LIBOR+4.250%, 04/22/27	2,000	1,966
Datto, Inc., Term Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 04/02/26	278	270
Dell International L.L.C. (EMC Corporation), Refinancing Term B-1 Loan, 1st Lien
2.750%, VAR LIBOR+2.000%, 09/19/25	11,053	10,753

Description		Face Amount (000)(1)	Value (000)
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 07/23/26		998	$778
Ellie Mae, Inc., Term Loan, 1st Lien
4.058%, VAR LIBOR+3.750%, 04/17/26		622	601
Genesys (Greeneden) Tranche B-3 Euro Term Loan
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	924	995
Gigamon Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 12/27/24		1,025	973
Internap Holding LLC, Second Out Term Loan, 1st Lien
7.500%, VAR LIBOR+3.000%, 05/08/25		277	152
ION Trading Technologies S.a r.l., Initial Euro Term Loan (2018), 1st Lien
4.250%, VAR Euribor+3.250%, 11/21/24	EUR	2,561	2,767
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.983%, VAR LIBOR+1.750%, 03/01/27		5,329	5,030
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor+4.500%, 06/05/25		2,000	2,202

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 06/21/24		203	$189
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/25		804	796
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/24		365	351
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
8.572%, VAR LIBOR+7.500%, 09/15/25		145	137
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 2nd Lien
4.572%, VAR LIBOR+3.500%, 09/13/24		2,304	2,213
Oberthur Technologies Facility B
3.750%, VAR Euribor+3.750%, 01/10/24	EUR	3,000	3,113
Perforce Software, Inc., New Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 07/01/26		2,139	2,053

Description	Face Amount (000)(1)	Value (000)
Rackspace Hosting, Inc., Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 11/03/23	1,077	$1,024
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
3.678%, VAR LIBOR+3.500%, 07/01/26	1,092	1,056
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 06/21/24	1,370	1,274
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 02/05/24	905	876
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 04/16/25	528	505
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 04/16/25	363	347
SS&C Technologies Holdings, Inc., Term B-5 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 04/16/25	2,867	2,730
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.827%, VAR LIBOR+3.500%, 03/05/27	945	904

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
TIBCO Software Inc., Term B-3 Loan, 2nd Lien
3.930%, VAR LIBOR+3.750%, 06/30/26	746	$703
Ultimate Software Group Inc., The, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 05/04/26	850	822
UPC Financing Partnership , Facility AT, 1st Lien
2.435%, VAR LIBOR+2.250%, 04/30/28	2,940	2,798
Vero Parent, Inc. (Sahara Parent, Inc.), 2019 Incremental Term Loan, 2nd Lien
7.000%, VAR LIBOR+6.000%, 08/16/24(E)	1,047	1,013
Xperi Corporation (fka Tessera Holding Corporation), Initial Term B Loan, 1st Lien
4.173%, VAR LIBOR+4.000%, 06/02/25	2,000	1,895

Total Electronics/electric		55,220

Energy [0.2%]
APR Operating LLC, Initial Term Loan, 1st Lien
8.437%, VAR LIBOR+7.000%, 05/27/24	735	353
BlackBrush Oil & Gas, L.P. Term Loan
9.890%, VAR LIBOR+8.000%, 01/26/24	1,125	787

Description		Face Amount (000)(1)	Value (000)
Caprock Midstream (BCP Raptor II) Term Loan B
4.924%, VAR LIBOR+4.750%, 10/22/25		332	$214
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR+4.250%, 06/24/24		984	704
Frac Tech International Term Loan B - 2014
5.750%, VAR LIBOR+4.750%, 04/16/21		1,501	1,034
Invenergy Thermal Operating I LLC, Term Loan B
3.178%, VAR LIBOR+3.000%, 08/28/25		960	941
Keane Group Holdings, LLC, Term Loan
4.500%, VAR LIBOR+3.500%, 05/25/25		1,914	1,627
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49(D)	EUR	379	—
Osum Production Corp. Extended Term Loan
8.950%, 07/31/22		419	314
Stetson Midsteam (GIP) Term Loan B
4.418%, VAR LIBOR+4.250%, 07/23/25		626	418
Summit Midstream Partners Term Loan B
7.000%, VAR LIBOR+6.000%, 05/13/22		951	213

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Woodford Express Term Loan B
6.000%, VAR LIBOR+5.000%, 01/27/25		696	$462

Total Energy			7,067

Entertainment & Leisure [0.1%]
PortAventra World, Term Loan, 1st Lien
3.250%, 06/13/24		2,000	1,980

Farming/agriculture [0.1%]
Sapec Agro Business Term Loan
4.750%, VAR Euribor+4.750%, 01/17/25	EUR	2,500	2,781

Financial [1.3%]
Altisource Term Loan B (2018)
5.450%, 03/29/24		638	474
Ameos Cov-Lite Lien1
3.500%, 06/14/24	EUR	1,000	1,061
Apollo Commercial Real Estate Term Loan B
2.935%, 05/07/26		1,211	1,114
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 11/03/24		441	425
Broadstreet Partners, Term Loan, 1st Lien
3.424%, 01/27/27		2,000	1,902
Columbus Finance, Term Loan, First Lien
0.000%, 02/19/27(G)		1,500	1,382
Ditech (Walter Investment) Term Loan B
10.250%, VAR LIBOR+6.000%, 06/30/22(D)		614	253

Description		Face Amount (000)(1)	Value (000)
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	$1,072
Drw Lien 1
4.424%, 11/26/26		1,496	1,451
Dubai World, 1st Lien
4.250%, 09/30/22		5,852	5,822
5.250%, 09/30/22		13,323	12,924
EVO Payments International, Term B Loan
3.420%, VAR LIBOR+3.250%, 12/22/23		439	426
First Eagle Holdings, Inc., Refinancing Term Loan
2.808%, 02/01/27		837	806
Fortress Investment, Term Loan B (2018)
2.174%, VAR LIBOR+2.000%, 12/27/22		1,544	1,487
Franklin Square Holdings, L.P. Term Loan
2.438%, VAR LIBOR+2.500%, 07/25/25		477	460
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24(E)	EUR	2,938	3,169
Invitation Homes Operating Partnership LP Initial Term Loan
1.874%, VAR LIBOR+1.700%, 02/06/22		2,700	2,578
iStar Financial Inc. Term Loan B
2.944%, VAR LIBOR+2.750%, 07/01/22		2,543	2,442
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	266,667	1,531
Kestra Financial Term Loan B
4.430%, 04/29/26		473	456

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Mitchell International, Inc. Term Loan
3.428%, VAR LIBOR+3.250%, 11/29/24		931	$867
Russell Investments Term Loan B
3.822%, VAR LIBOR+3.250%, 05/10/23		1,917	1,852
Stalk Goup, Term Loan, 1st Lien
4.000%, 07/30/26		1,000	1,069
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	660
3.500%, 09/29/24		165	169
3.500%, 09/29/24		385	394
3.500%, 09/29/24		305	312
Victory Capital, Term Loan
3.937%, 07/01/26		1,163	1,126

Total Financial			47,684

Financial Intermediaries [1.2%]
AI Avocado B.V., Facility B3 (EUR), 1st Lien
4.500%, VAR Euribor+4.500%, 09/18/23	EUR	2,988	3,189
AI Convoy (Luxembourg) S.a r.l., Facility B (USD), 1st Lien
4.650%, VAR LIBOR+3.500%, 01/18/27		1,110	1,056
AI Sirona (Luxembourg) Acquisition S.a r.l., Facility B (EUR), 1st Lien
4.000%, VAR Euribor+4.000%, 09/29/25	EUR	2,000	2,167

Description		Face Amount (000)(1)	Value (000)
Citadel Securities LP, 2020 Repriced Term Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 02/27/26		1,416	$1,374
Everest Bidco SAS, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 07/04/25	EUR	1,000	1,053
Holley Purchaser, Inc., Initial Term Loan, 1st Lien
5.760%, VAR LIBOR+5.000%, 10/24/25		351	286
IFCO Management GmbH, Facility B1A, 1st Lien
3.500%, VAR Euribor+3.500%, 05/29/26		2,500	2,727
Jane Street Group, LLC, New Dollar Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 01/31/25		1,804	1,751
LCPR Loan Financing LLC, Initial Term Loan, 1st Lien
5.185%, VAR LIBOR+5.000%, 10/15/26		2,805	2,777
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 03/24/25		2,253	2,125
Neptune Bidco S.a r.l., Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 02/26/27		1,500	1,575

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Nets Holdco 4 ApS, Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 02/06/25	EUR	1,000	$1,090
Nexus Buyer LLC, Term Loan, 1st Lien
3.935%, VAR LIBOR+3.750%, 11/09/26		1,995	1,950
Optimal Payments aka Paysafe Term Loan (EUR)
3.000%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	2,138
Optimal Payments aka Paysafe Term Loan 2nd Lien
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	976
Refinitiv US Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.428%, VAR LIBOR+3.250%, 10/01/25		5,223	5,096
RPI 2019 Intermediate Finance Trust, Term Loan B, 1st Lien
1.928%, VAR LIBOR+1.750%, 02/11/27		3,012	2,930
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
1.928%, VAR LIBOR+1.750%, 02/11/27		1,157	1,118
Summer (BC) Bidco B LLC, Facility B (EUR), 1st Lien
4.750%, VAR Euribor+4.750%, 12/04/26		1,000	1,051

Description		Face Amount (000)(1)	Value (000)
Techem Verwaltungsgesellschaft 675 mbH, Facility B4, 1st Lien
2.875%, VAR Euribor+2.875%, 07/15/25		1,479	$1,613
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
4.308%, VAR LIBOR+4.000%, 05/01/26		357	338
VFH Parent LLC, Initial Term Loan, 1st Lien
3.188%, VAR LIBOR+3.000%, 03/01/26		2,241	2,180
Vistra Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 07/21/22	EUR	955	1,037
ZF Bidco, Senior Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 04/29/24	EUR	2,000	2,196

Total Financial Intermediaries			43,793

Food and Drug [0.0%]
United Natural Foods Term Loan B
4.428%, VAR LIBOR+4.250%, 10/22/25		1,824	1,735

Food products [0.0%]
Areas Term Loan B
4.750%, 06/07/26	EUR	1,000	897

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CHG PPC Parent (CH Guenther) Term Loan B
2.924%, VAR LIBOR+2.750%, 03/21/25		521	$494

Total Food products			1,391

Food service [0.3%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 11/19/26		1,551	1,467
Aramark Intermediate HoldCo Corporation, U.S. Term B-4 Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 01/15/27		663	623
Cookie Acquisition SAS, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/15/27		1,000	1,078
Froneri International Limited, Facility B1, 1st Lien
2.625%, VAR Euribor+2.625%, 01/29/27		2,000	2,161
Solina Term Loan B
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	2,064
WSH Term Loan
5.440%, 02/27/26	GBP	1,000	1,120
WSH Term Loan 2nd Lien
9.440%, 03/01/27	GBP	1,000	1,121

Total Food service			9,634

Description		Face Amount (000)(1)	Value (000)
Food/Tobacco [0.2%]
JBS USA LLC Term Loan B (2019)
3.072%, 05/01/26		2,767	$2,637
NPC International, Inc. Second Lien
11.750%, VAR LIBOR+7.500%, 03/28/25(D)		115	2
Panera Bread Term Loan A
1.938%, VAR LIBOR+1.750%, 07/18/22		3,322	3,098
US Foods Inc. Term Loan B
1.928%, VAR LIBOR+2.000%, 06/27/23		217	203

Total Food/Tobacco			5,940

Forest Prod/Containers [0.0%]
Berry Plastics Cov-Lite
2.177%, 01/19/24		137	133
Berry Plastics Lien1
2.177%, 10/01/22		335	326

Total Forest Prod/Containers			459

Gaming/Leisure [0.2%]
Awaze Incremental Lien1
4.500%, 05/09/25	EUR	1,000	987
Global Cash Access Term Loan B (2017)
3.822%, VAR LIBOR+3.000%, 05/09/24		1,627	1,487
GLP Capital LP (Gaming & Leisure) Incremental Tranche A-1
1.679%, VAR LIBOR+1.500%, 04/29/21		2,498	2,473

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Golden Entertainment Inc. Term Loan B
3.750%, VAR LIBOR+3.000%, 08/15/24	449	$404
GVC Term Loan
3.308%, 03/29/24	1,167	1,130
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR+2.750%, 04/05/24	1,165	978

Total Gaming/Leisure		7,459

Health care [2.1%]
Acadia Healthcare Co Inc Tranche B-4 Term Loan
2.674%, 02/16/23	2,313	2,260
Acadia Healthcare Company, Inc., Tranche B-3 Term Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 02/11/22	1,897	1,854
Aenova Holding GmbH, Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 03/06/25	1,500	1,653
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.688%, VAR LIBOR+3.500%, 05/04/25	965	879
Ardent Health Partners (AHP), Term Loan B
5.500%, VAR LIBOR+4.500%, 06/16/25	2,745	2,636

Description		Face Amount (000)(1)	Value (000)
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 02/27/26	EUR	3,000	$3,079
Busy Bees Facility B
4.842%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	3,474
CAB, Facility B, 1st Lien
3.750%, VAR Euribor+4.000%, 06/14/24	EUR	1,500	1,620
Cerba Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,072
Cerba Term Loan B
3.500%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,085
Cube Healthcare Europe Bidco, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 10/30/26	EUR	1,000	1,058
Curaeos (former Tandvitaal) Term Loan B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	691
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,604
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,635

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Elanco Animal Health Inc., Term Loan, 1st Lien
0.000%, 02/04/27(G)		3,135	$2,983
Elivie Term Loan B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,079
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.250%, VAR Euribor+3.250%, 10/30/24	EUR	2,000	2,191
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 10/10/25		2	1
Envision Healthcare Corporation, Term Loan
4.739%, 10/10/25(G)		770	423
Gentiva Health Services, Inc., Term B Loan, 1st Lien
3.438%, VAR LIBOR+3.250%, 07/02/25		1,228	1,186
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,151
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.109%, VAR LIBOR+2.000%, 11/15/27		1,995	1,917
Hca B13 Lien 1
1.924%, 03/18/26		2,695	2,631
HCA Inc., Tranche B-12 Term Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 03/13/25		3,796	3,713

Description	Face Amount (000)(1)	Value (000)
Indivior Finance S.Ã r.l. Term Loan
5.500%, VAR LIBOR+4.500%, 12/19/22(B)	1,483	$1,276
Kindred Healthcare Inc., Term B Loan
5.188%, VAR LIBOR+5.000%, 06/23/25	1,755	1,676
Lannett Company, Inc Term Loan A
6.000%, VAR LIBOR+4.750%, 11/25/20	600	585
LifePoint Health, Inc. (Regional Care) Term B Loan
3.928%, 11/16/25	1,234	1,154
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
3.250%, VAR Euribor+3.250%, 04/21/27	1,000	1,077
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/26	1,500	1,614
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.756%, VAR LIBOR+4.500%, 08/21/26	1,000	1,193
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 06/30/25	1,998	2,098
Owens & Minor Distribution, Term Loan B
4.673%, 05/02/25	2,234	1,971

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Pathway Vet, Delayed Term Loan, 1st Lien
0.000%, 03/31/27(G)		16	$15
Pathway Vet, Term Loan, 1st Lien
0.000%, 03/31/27(G)		194	188
Quintiles IMS Incorporated (IQVIA) Term Loan B-1
2.500%, VAR LIBOR+2.000%, 03/07/24		175	170
Quintiles IMS Incorporated (IQVIA) Term Loan B-2
1.928%, VAR LIBOR+2.000%, 01/17/25		862	832
Select Medical Corporation, Tranche B Term Loan, 1st Lien
2.680%, VAR LIBOR+2.500%, 03/06/25		916	869
Sunrise Medical Term Loan B
3.000%, VAR Euribor+3.500%, 04/16/25	EUR	2,437	2,646
Syneos Health Inc Term Loan A-2
1.674%, 03/25/24		4,938	4,691
Syneos Health Inc, Term Loan B (2018)
1.928%, VAR LIBOR+1.750%, 08/01/24		739	710
Synlab Term Loan B
3.750%, 06/19/26	EUR	2,000	2,192
Team Health Holdings, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 02/06/24		949	723

Description		Face Amount (000)(1)	Value (000)
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
4.675%, VAR LIBOR+3.500%, 05/01/24		1,013	$954
Thg Ops Holding Ltd Lien1
4.500%, 12/10/26	EUR	2,000	2,196
Vizient Cov-Lite Lien 1
1.674%, 05/06/24		2,962	2,938
Weight Watchers International, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/29/24		578	566

Total Health care			75,209

Healthcare, Education and Childcare [0.1%]
Jaguar Holding Company I, LLC (fka Jaguar Holding Company I), 2018 Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 08/18/22		1,845	1,820

Housing [0.3%]
Beacon Roofing Supply, Inc. Term Loan B
2.424%, 01/02/25		747	709
DTZ Cushman & Wakefield
2.924%, 08/21/25		2,204	2,070
GGP (Brookfield Residential Property) Term Loan A2
2.678%, 08/28/23		1,700	1,512

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
GGP (Brookfield Residential Property) Term Loan B
2.678%, VAR LIBOR+2.500%, 08/27/25		4,689	$3,913
Summit Materials LLC Term Loan B (2017)
2.174%, VAR LIBOR+2.000%, 11/21/24		3,804	3,647

Total Housing			11,851

Industrial equipment [0.3%]
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
2.438%, VAR LIBOR+2.250%, 07/31/26		924	897
Ahlsell, Term Loan, 1st Lien
4.250%, 02/16/26		1,000	1,071
Distributed Power Term Loan B
3.250%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,537
Gardner Denver, Term Loan B, 1st Lien
0.000%, 03/01/27(G)		1,000	970
Gates Global LLC, Initial B-2 Dollar Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 04/01/24		1,482	1,424
GLOBALFOUNDRIES Inc., Initial Dollar Term Loan, 1st Lien
5.063%, VAR LIBOR+4.750%, 06/05/26		2,980	2,861

Description		Face Amount (000)(1)	Value (000)
II-VI Incorporated, Term B Loan, 1st Lien
3.607%, VAR LIBOR+3.500%, 09/24/26		1,496	$1,451
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.178%, VAR LIBOR+5.000%, 09/21/26		881	841
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.700%, VAR LIBOR+3.500%, 11/06/24		816	771

Total Industrial equipment			11,823

Industrials [0.1%]
Boels, Term Loan B, 1st Lien
%, 02/09/27(G)		2,000	2,156

Information Technology [0.4%]
Buzz Merger Sub Ltd., Initial Term Loan, 1st Lien
2.924%, VAR LIBOR+2.750%, 01/29/27		750	721
Dynatrace Intermediate Term Loan B
2.424%, VAR LIBOR+3.250%, 08/08/25		332	321
EIG Investors Corp (Endurance) Term Loan B (2018)
4.750%, VAR LIBOR+3.750%, 02/09/23		2,612	2,517
Informatica, Term Loan, 1st Lien
3.500%, 02/14/27		1,000	1,072
Ion Corporate Lien1
4.250%, 10/02/25	EUR	998	1,077

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Kofax (Project Leopard Holdings) 2019 Incremental Term Loan
5.700%, 07/07/23	1,059	$1,030
MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan,
2.424%, 05/07/24	433	401
MaxLinear Term Loan B
3.250%, VAR LIBOR+2.500%, 04/12/24	205	198
McAfee Second Lien
9.500%, 09/29/25	955	948
McAfee Term B USD Loans
3.934%, VAR LIBOR+3.750%, 09/30/24	716	695
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
2.180%, VAR LIBOR+2.000%, 05/29/25	1,774	1,708
Mks Instruments B6
1.924%, 02/26/26	216	207
On Semiconductor Corp Term Loan B-4
2.174%, 09/19/26	428	410
TierPoint Term Loan B
4.750%, VAR LIBOR+3.750%, 04/26/24	323	307
Vertiv Group, Term Loan, 1st Lien
3.183%, 03/02/27	1,250	1,178

Description	Face Amount (000)(1)	Value (000)
Western Digital Corporation Term Loan A-1
1.674%, VAR LIBOR+1.500%, 04/29/23	3,037	$2,948

Total Information Technology		15,738

Insurance [0.2%]
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 08/04/22	944	917
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan, 2nd Lien
3.178%, VAR LIBOR+3.000%, 11/03/23	3,770	3,641
Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1st Lien
6.678%, VAR LIBOR+6.500%, 08/04/25	3,650	3,623

Total Insurance		8,181

Land Transportation [0.0%]
Transplace Holdings. Inc. Term Loan B
4.822%, VAR LIBOR+3.750%, 09/29/24	587	547

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Leisure goods/activities/movies [0.5%]
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
2.859%, VAR LIBOR+1.750%, 10/19/24		1,881	$1,782
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1st Lien
3.322%, VAR LIBOR+2.250%, 02/28/25		3,951	2,957
Formula One Management Limited, Facility B3 (USD), 1st Lien
3.500%, VAR LIBOR+2.500%, 02/01/24		2,980	2,829
GVC Term Loan B
2.500%, 03/29/24	EUR	1,000	1,093
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/16/26	EUR	2,000	1,878
Premier Lotteries Cov-Lite Term Loan B
3.000%, VAR Euribor+3.500%, 06/26/24	EUR	2,431	2,486
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	2,786
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	2,486

Total Leisure goods/activities/movies			18,297

Description	Face Amount (000)(1)	Value (000)
Lodging & casinos [0.6%]
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.928%, VAR LIBOR+2.750%, 12/23/24	4,354	$3,860
Carnival, Term Loan, 1st Lien
0.000%, 06/26/25(G)	630	606
CEOC, LLC, Term B Loan, 1st Lien
2.178%, VAR LIBOR+2.000%, 10/07/24	2,043	2,033
CityCenter Holdings, LLC, Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 04/18/24	1,488	1,350
Compass III Limited, Facility B2, 1st Lien
4.500%, VAR Euribor+4.500%, 05/09/25	198	196
Flutter Entertainment plc, USD Term Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 07/10/25	606	602
Gateway Casinos & Entertainment Limited, Initial Term Loan, 1st Lien
3.308%, VAR LIBOR+3.000%, 12/01/23	199	161
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.935%, VAR LIBOR+1.750%, 06/22/26	1,362	1,283

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
IGT Holding IV AB, Facility B1, 1st Lien
3.750%, VAR Euribor+3.750%, 07/29/24	EUR	2,000	$2,090
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 08/29/25		778	729
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.678%, VAR LIBOR+2.500%, 05/29/26		703	668
Penn National Gaming, Inc., Term B-1 Facility Loan, 1st Lien
3.000%, VAR LIBOR+2.250%, 10/15/25		3,365	3,128
Playtika Holding Corp., Term B Loan, 1st Lien
7.072%, VAR LIBOR+6.000%, 12/10/24		2,272	2,267
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
3.612%, VAR LIBOR+2.750%, 08/14/24		1,660	1,464
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/27		1,450	1,316

Description		Face Amount (000)(1)	Value (000)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 2nd Lien
6.072%, VAR LIBOR+5.000%, 05/29/26		1,212	$792
Wyndham Vacation, Term Loan B, 1st Lien
4.500%, 05/09/25		802	793

Total Lodging & casinos			23,338

Lodgings & casinos [0.1%]
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	1,193	1,335
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	812

Total Lodgings & casinos			2,147

Machinery [0.1%]
Graftech International Ltd., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 02/12/25		2,737	2,659

Manufacturing [0.3%]
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,111
Clark Equipment Company
3.200%, 05/18/24		1,805	1,734
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26		2,000	2,145
Domus VI
3.000%, 10/31/26		2,000	2,151

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Dynacast International LLC Term Loan B-1
4.700%, VAR LIBOR+3.250%, 01/28/22		436	$354
Lumileds (Bright Bidco) Term Loan B (2018)
4.572%, VAR LIBOR+3.500%, 06/30/24		1,234	531

Total Manufacturing			10,026

Materials [0.1%]
Xella Cov-Lite
4.000%, 10/12/26	EUR	2,889	3,023

Metals/Minerals [0.1%]
American Rock Salt Company, Term Loan B (2018)
4.500%, VAR LIBOR+3.750%, 03/21/25		384	373
AMG Advanced Metallurgical Group Term Loan B
3.174%, VAR LIBOR+3.000%, 01/30/25		695	642
Atkore International, Inc. Term Loan (2016)
4.020%, VAR LIBOR+2.750%, 12/22/23		1,935	1,888
Consol Energy Inc. Term Loan B
4.680%, VAR LIBOR+6.000%, 10/31/22		775	612
Oxbow Carbon, Term Loan, 1st Lien
3.924%, 01/04/23		1,173	1,126

Description	Face Amount (000)(1)	Value (000)
TMS International Term Loan B (2018)
3.750%, VAR LIBOR+2.750%, 08/14/24	387	$366
US Silica Term Loan B (2018)
5.000%, VAR LIBOR+4.000%, 05/01/25	4	3

Total Metals/Minerals		5,010

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22(D)	5,000	1,800

Oil & gas [0.1%]
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/27	2,000	1,965
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 05/22/26	1,032	913
McDermott International, Inc., Term Loan, 1st Lien
9.250%, VAR Prime Rate by Country+6.000%, 05/09/25(D)	926	318

Total Oil & gas		3,196

Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
5.000%, 08/07/26	1,000	1,108
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25	2,500	2,715

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Neuraxpharm Holdings Co, Term Loan, 1st Lien
3.750%, 08/24/24		1,000	$1,056

Total Pharmaceuticals			4,879

Printing & Publishing [0.0%]
Flint Group, Term Loan, 1st Lien
3.750%, 09/07/21		1,000	988

Publishing [0.2%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,572
Cambium Learning Group Initial Term Loan 2nd Lien
10.103%, 12/18/26		1,000	880
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
4.808%, VAR LIBOR+4.500%, 12/18/25		497	471
DiscoverOrg, LLC, Initial Term Loan, 1st Lien
3.928%, VAR LIBOR+3.750%, 02/02/26		1,000	975
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
4.184%, VAR LIBOR+4.000%, 02/06/26		970	943
LABL, Inc., Initial Euro Term Loan, 1st Lien
5.000%, VAR Euribor+5.000%, 07/01/26	EUR	2,000	2,193

Description	Face Amount (000)(1)	Value (000)
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.428%, VAR LIBOR+4.250%, 12/17/26	1,995	$1,899

Total Publishing		8,933

Radio & Television [0.4%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.930%, VAR LIBOR+2.750%, 01/31/26	4,165	3,922
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.930%, VAR LIBOR+1.750%, 02/01/27	2,978	2,859
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.684%, VAR LIBOR+2.500%, 11/18/24	1,060	988
Gray Television, Inc., Term B-2 Loan, 1st Lien
2.423%, VAR LIBOR+2.250%, 02/07/24	950	917
Gray Television, Inc., Term C Loan, 1st Lien
2.673%, VAR LIBOR+2.500%, 01/02/26	1,588	1,533
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.178%, VAR LIBOR+3.000%, 05/01/26	953	876

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.923%, VAR LIBOR+2.750%, 09/18/26		2,257	$2,143

Total Radio & Television			13,238

Refining [0.1%]
Karpower, Term Loan
8.924%, 11/16/23		3,900	3,822

Retail [0.0%]
Toys R Us Property (Hill Street) Mezzanine Term Loan
12.500%, 03/19/22		335	325
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	217

Total Retail			542

Retailers (other than food/drug) [0.5%]
Action Holdings B.V. Term Loan
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,066
AS Adventure Additional Facility (GBP)
6.464%, VAR LIBOR+5.250%, 04/12/22	GBP	1,003	621
AS Adventure Facility B
5.500%, VAR Euribor+5.000%, 04/01/22	EUR	2,005	1,138

Description		Face Amount (000)(1)	Value (000)
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 08/21/22		326	$108
Bass Pro Group, LLC, Initial Term Loan, 1st Lien
6.072%, VAR LIBOR+5.000%, 09/25/24		2,247	2,157
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.178%, VAR LIBOR+4.000%, 04/06/26		1,282	1,261
Belk, Inc., 2019 Term Loan, 1st Lien
7.750%, VAR LIBOR+6.750%, 07/31/25		820	289
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
5.183%, VAR LIBOR+4.500%, 06/23/25	GBP	2,000	2,388
Cd&R Firefly Bidco Ltd Lien1
3.500%, 06/23/25	EUR	500	546
Euro Garage Limited (EG Group) (GBP) Term Loan B
5.346%, VAR LIBOR+4.750%, 02/07/25	GBP	1,965	2,262
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/23		794	285

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
KAR Auction Services, Inc., Tranche B-6 Term Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 09/19/26		751	$711
Peer Holding Iii B.V
3.500%, 11/27/26	EUR	2,000	2,139
Petco Animal Supplies, Inc., Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 01/26/23		625	507
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2019 Refinancing Term B-1 Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 09/23/26		1,012	971
Servicemaster Company, LLC, The, Tranche D Term Loan, 1st Lien
1.928%, VAR LIBOR+1.750%, 11/05/26		1,995	1,936

Total Retailers (other than food/drug)			18,385

Service [0.7%]
Addison Group Term Loan B
4.918%, 04/10/26		218	210
Adtalem Global Education Term Loan B
3.174%, VAR LIBOR+3.000%, 04/09/25		495	458
APi Group Term Loan B
2.678%, 10/01/26		763	734

Description	Face Amount (000)(1)	Value (000)
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/24	1,692	$1,606
Convergint (Gopher Sub Inc) Term Loan B
3.750%, VAR LIBOR+3.000%, 02/01/25	1,431	1,357
Evertec Group, LLC Term A Loan
1.923%, 11/27/23	1,205	1,155
Evertec Group, LLC Term Loan B (2018)
3.673%, VAR LIBOR+3.500%, 11/20/24	1,049	1,012
Exela Term Loan B (2018)
7.500%, VAR LIBOR+6.500%, 07/12/23	579	152
GFL Environmental Term Loan B (2018)
4.000%, VAR LIBOR+3.000%, 05/30/25	2,214	2,148
iQor US Inc. Term Loan B
6.433%, VAR LIBOR+5.000%, 04/01/21	1	—
National Intergovernmental Purchasing Alliance, Second Lien
8.950%, VAR LIBOR+7.500%, 05/18/26	295	239
National Intergovernmental Purchasing Alliance, Term Loan B
5.200%, VAR LIBOR+3.750%, 05/19/25	1,477	1,421

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Paysafe Group PLC Term Loan B-1
4.700%, VAR LIBOR+3.500%, 01/03/25	1,306	$1,245
PricewaterhouseCoopers (Guidehouse) Term Loan B
4.674%, VAR LIBOR+3.000%, 03/14/25	2,359	2,273
Red Vetures, Term Loan
2.674%, 11/08/24	1,666	1,570
Shutterfly Institutional Lien 1
7.000%, 09/25/26	661	603
St. George's University Scholastic Services Term Loan B (2018)
3.430%, VAR LIBOR+3.500%, 07/17/25	482	465
Sutherland Global Services Initial Cayman Term Loan
6.825%, VAR LIBOR+5.375%, 04/23/21	337	287
Sutherland Global Services Initial US Term Loan
6.825%, VAR LIBOR+5.375%, 04/23/21	1,447	1,233
Ultra Clean Holdings Term Loan B
4.674%, 08/27/25	1,395	1,353
Ventia (LS Deco LLC Leighton) Term Loan B
5.000%, VAR LIBOR+3.500%, 05/21/22	3,664	3,572

Description		Face Amount (000)(1)	Value (000)
Xerox Business Services (Conduent) Term Loan B
2.674%, VAR LIBOR+2.500%, 12/07/23		1,404	$1,251

Total Service			24,344

Shipping [0.0%]
PS Logistics LLC Term Loan
5.750%, VAR LIBOR+4.750%, 03/06/25		197	180

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(B)	CHF	576	607

Steel [0.0%]
Big River Steel LLC, Closing Date Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 08/23/23		797	748

Surface transport [0.2%]
Akita Bidco S.a r.l., Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 11/10/25		1,000	1,082
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 07/30/26	EUR	1,000	1,075
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 04/06/26		649	552

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.808%, VAR LIBOR+3.500%, 04/06/26		349	$297
Lineage Logistics, LLC, Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 02/27/25		748	723
Silk Bidco AS, Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 02/24/25	EUR	3,500	3,121

Total Surface transport			6,850

Technology [0.2%]
Brooks Automation, Term Loan B, 1st Lien
3.740%, 10/04/24		1,000	965
CEP, Term Loan, 1st Lien
0.000%, 06/03/27(G)		2,000	2,205
Tech Data Corp, Term Loan, 1st Lien
0.000%, 06/26/25(G)		1,260	1,246
0.000%, 06/26/25(G)		1,260	1,210

Total Technology			5,626

Telecommunications [1.2%]
Avaya Inc., Tranche B Term Loan, 1st Lien
4.435%, VAR LIBOR+4.250%, 12/15/24		2,902	2,671
CenturyLink, Inc., Term B Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 03/15/27		6,304	5,929

Description		Face Amount (000)(1)	Value (000)
Ciena Corporation, Refinancing Term Loan (2020), 1st Lien
1.940%, VAR LIBOR+1.750%, 09/26/25		351	$343
Circet Group Circet (Odyssey Investissement)
3.250%, VAR Euribor+3.750%, 04/28/25	EUR	2,000	2,187
Connect Finco SARL, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/11/26		2,070	1,942
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.428%, VAR LIBOR+2.250%, 01/31/28		4,380	4,153
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
3.250%, VAR Euribor+3.250%, 05/15/26	EUR	3,062	3,350
Hargray Communications Group, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 05/16/24		374	358
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/23		1,550	1,539

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Iridium Satellite LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/04/26	998	$977
Masmovil Ibercom, S.A., Facility B, 1st Lien
2.625%, VAR Euribor+2.625%, 05/07/26	2,000	2,220
Neustar Term Loan B-4
4.572%, VAR LIBOR+3.500%, 08/08/24	1,702	1,553
Neustar Term Loan B-5
5.572%, 08/08/24	321	293
Numericable U.S. LLC (SFR) Term Loan B-13
4.185%, VAR LIBOR+4.000%, 08/14/26	2,259	2,168
Radiate HoldCo, LLC, Closing Date Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 02/01/24	1,048	999
Telenet International Finance S.a r.l., Term Loan AQ Facility, 1st Lien
2.250%, VAR Euribor+2.250%, 04/30/29	1,000	1,094
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/27	7,450	7,434
Zacapa (Ufinet), Term Loan B
5.572%, VAR LIBOR+4.500%, 07/02/25	1,220	1,174

Description		Face Amount (000)(1)	Value (000)
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	$3,250

Total Telecommunications			43,634

Transportation [0.1%]
Daseke Term Loan
6.000%, VAR LIBOR+5.000%, 02/27/24		1,005	921
DexKo Global, Inc. Replacement U.S. Dollar Term B Loans
4.500%, VAR LIBOR+3.500%, 07/24/24		1,057	985
Superior Industries, Closing Date Term Loan
4.174%, VAR LIBOR+4.000%, 05/22/24		909	818
Tenneco Inc, Term Loan B
3.178%, VAR LIBOR+3.000%, 10/01/25		1,767	1,523
Wabash National Corporation Term Loan B (2017)
2.450%, VAR LIBOR+2.250%, 03/18/22		864	821

Total Transportation			5,068

Utility [0.7%]
Atlantic Power, Term Loan, 1st Lien
3.500%, 04/11/25		483	468
Calpine Construction Term Loan B (2017)
2.174%, VAR LIBOR+2.500%, 01/31/25		683	656

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Calpine Term Loan B-10
2.174%, 08/12/26		608	$584
Calpine Term Loan B-9
2.430%, 04/05/26		4,386	4,223
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/02/25		3,316	3,209
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/09/26		2,922	2,840
Lonestar II Generation Holdings LLC, Initial Term B Loan, 1st Lien
5.760%, VAR LIBOR+5.000%, 04/20/26		877	850
Lonestar II Generation Holdings LLC, Initial Term C Loan, 1st Lien
5.760%, VAR LIBOR+5.000%, 04/20/26		106	103
Longview Power Term Loan B
7.000%, VAR LIBOR+6.000%, 04/13/21(D)		2,022	354
MGroup Term Loan B
5.344%, VAR LIBOR+5.000%, 07/25/25	GBP	2,700	3,161
PG&E Corporation, Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 06/23/25		940	922
Talen Energy Supply Term Loan B (2019)
3.924%, 06/26/26		2,565	2,501

Description		Face Amount (000)(1)	Value (000)
Traverse Midstream Partners LLC, Advance, 1st Lien
5.000%, VAR LIBOR+4.000%, 09/27/24		384	$318
Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 1st Lien
1.944%, VAR LIBOR+1.750%, 12/31/25		3,333	3,211
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/22/26		796	648

Total Utility			24,048

Total Loan Participations
(Cost $858,476)			795,150

Sovereign Debt [13.8%]
Abu Dhabi Government International Bond, MTN
3.875%, 04/16/50(A)		1,451	1,720
3.125%, 09/30/49		1,367	1,427
Angolan Government International Bond
9.500%, 11/12/25		1,776	1,607
9.375%, 05/08/48		2,594	2,121
9.125%, 11/26/49		2,435	1,985
8.250%, 05/09/28		918	760
8.000%, 11/26/29		1,460	1,207
Argentina Paris Club
2.910%, 05/30/21(D)	CHF	2,244	1,019

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Argentine Republic Government International Bond
10.250%, 02/06/03(D)	EUR	12	$—
10.000%, 12/07/04(D)	EUR	1,244	—
10.000%, 01/07/05(D)	EUR	132	—
10.000%, 02/22/07(D)	EUR	25	—
9.500%, 03/04/04(D)	EUR	27	45
9.000%, 11/19/08(C) (D)	EUR	15	26
8.750%, 02/04/03(D)	EUR	30	—
8.500%, 02/23/05(D)	EUR	630	698
8.500%, 07/30/10(D)	EUR	34	—
8.280%, 12/31/33(D)		6,459	2,867
8.125%, 10/04/04(D)	EUR	119	—
8.125%, 04/21/08(D)	EUR	85	—
8.000%, 02/25/02(D)	EUR	2,033	—
8.000%, 02/26/08(C) (D)	EUR	114	191
8.000%, 10/30/09(D)	EUR	366	616
7.820%, 12/31/33(D)	EUR	14,787	6,956
7.625%, 04/22/46(D)		12,495	4,848
7.625%, 12/31/49(C) (D)	EUR	13	—
7.500%, 05/23/02(D)	EUR	52	—
7.500%, 04/22/26		10,998	4,432
7.125%, 06/10/02(D)	EUR	97	—
7.000%, 03/18/04(D)	EUR	141	—

Description		Face Amount (000)(1)	Value (000)
6.875%, 04/22/21(D)		6,583	$2,756
6.875%, 01/11/48		6,750	2,638
5.875%, 01/11/28		2,850	1,142
5.870%, 03/31/23(D)	EUR	28	38
5.625%, 01/26/22		3,543	1,472
4.625%, 01/11/23(D)		4,474	1,873
3.750%, 0.00%, 0, 12/31/38(C) (D)		3,763	1,484
3.375%, 10/12/20(D)	CHF	81,955	34,384
0.000%, 07/22/03(D)	EUR	66	—
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(D)	EUR	29	—
Bahrain Government International Bond
7.500%, 09/20/47		1,658	1,856
Brazilian Government International Bond
8.250%, 01/20/34		514	669
7.125%, 01/20/37		820	989
5.625%, 01/07/41		446	466
5.625%, 02/21/47		840	877
5.000%, 01/27/45		1,310	1,263
4.625%, 01/13/28		803	841
Chile Government International Bond
3.240%, 02/06/28		403	442
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21		7,185	6,610
Colombia Government International Bond
8.125%, 05/21/24		848	1,023
7.375%, 09/18/37		957	1,316
6.125%, 01/18/41		1,578	1,978
5.625%, 02/26/44		1,306	1,573
5.000%, 06/15/45		293	333
4.125%, 05/15/51		701	706

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
3.875%, 04/25/27	1,217	$1,283
Cordoba City
7.875%, 09/29/24	2,435	1,291
Costa Rica Government International Bond
7.000%, 04/04/44	200	165
6.125%, 02/19/31	423	367
5.625%, 04/30/43	568	427
Croatia Government International Bond
6.375%, 03/24/21	1,408	1,460
6.000%, 01/26/24	1,728	1,982
Development Bank of Kazakhstan JSC
4.125%, 12/10/22	1,826	1,903
Dominican Republic International Bond
7.500%, 05/06/21	309	319
7.450%, 04/30/44	1,074	1,112
6.875%, 01/29/26	2,324	2,444
6.850%, 01/27/45	2,048	1,973
6.600%, 01/28/24	920	968
6.500%, 02/15/48	600	557
6.000%, 07/19/28	599	605
5.875%, 04/18/24	1,402	1,442
5.500%, 01/27/25	695	705
Ecuador Government International Bond
10.750%, 03/28/22(D)	8,029	3,923
10.750%, 01/31/29(C) (D)	15,315	6,326
9.650%, 12/13/26(D)	14,426	6,232
9.625%, 06/02/27(D)	2,526	1,086
9.500%, 03/27/30(D)	4,678	2,006
8.875%, 10/23/27(D)	28,627	12,044
8.750%, 06/02/23(D)	16,473	7,520

Description	Face Amount (000)(1)	Value (000)
7.950%, 06/20/24(D)	5,563	$2,754
7.875%, 01/23/28(C)	8,829	3,634
Egypt Government International Bond
8.875%, 05/29/50(A)	1,909	1,891
8.700%, 03/01/49	326	321
8.500%, 01/31/47	2,308	2,265
8.150%, 11/20/59	200	187
7.903%, 02/21/48	2,204	2,046
7.625%, 05/29/32(A)	893	874
7.600%, 03/01/29	996	1,018
6.588%, 02/21/28	1,851	1,832
Egyptian Paris Club
5.056%, 01/01/21(B) (D)	2	2
El Salvador Government International Bond
8.625%, 02/28/29	1,205	1,160
8.250%, 04/10/32	749	687
7.650%, 06/15/35	790	689
7.625%, 02/01/41	1,320	1,127
7.125%, 01/20/50	932	763
6.375%, 01/18/27	1,383	1,193
5.875%, 01/30/25	545	481
Fiji Government International Bond
6.625%, 10/02/20	8,600	8,535
Gabon Government International Bond
6.625%, 02/06/31	1,545	1,384
6.375%, 12/12/24	1,013	966
Georgia Government International Bond
6.875%, 04/12/21	1,211	1,239
Ghana Government International Bond
8.950%, 03/26/51	502	462
8.750%, 03/11/61(A)	248	225

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
8.125%, 01/18/26		662	$674
8.125%, 03/26/32		801	756
7.875%, 02/11/35(A)		495	450
7.625%, 05/16/29		647	614
Hungary Government International Bond
7.625%, 03/29/41		344	578
5.375%, 03/25/24		758	863
Indonesia Government International Bond
8.500%, 10/12/35		643	1,002
7.750%, 01/17/38		944	1,427
6.625%, 02/17/37		705	967
5.950%, 01/08/46		741	1,015
5.250%, 01/17/42		647	803
5.250%, 01/08/47		1,033	1,296
5.125%, 01/15/45		1,739	2,138
4.750%, 07/18/47		674	794
Iraq International Bond
5.800%, 01/15/28		579	523
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	1,774	1,872
6.375%, 03/03/28		614	630
5.875%, 10/17/31	EUR	1,151	1,218
Jamaica Government International Bond
7.875%, 07/28/45		696	854
Jordan Government International Bond
5.850%, 07/07/30		5,000	5,000
5.750%, 01/31/27		336	349
4.950%, 07/07/25		8,000	8,000
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		1,266	1,880
Kenya Government International Bond
8.000%, 05/22/32		1,080	1,069
7.000%, 05/22/27		541	536

Description	Face Amount (000)(1)	Value (000)
Lao People's Democratic Republic International Bond
6.875%, 06/30/21	12,550	$12,151
Lebanon Government International Bond, MTN
8.250%, 04/12/21(D)	4,507	868
7.250%, 03/23/37(D)	801	151
7.050%, 11/02/35(D)	157	28
7.000%, 03/23/32(D)	1,288	232
6.850%, 03/23/27(D)	1,922	346
6.600%, 11/27/26(D)	894	161
6.375%, 03/09/20(D)	2,072	412
6.150%, 06/19/20(D)	2,570	508
6.100%, 10/04/22(D)	4,730	894
6.000%, 01/27/23(D)	448	81
5.800%, 04/14/20(D)	1,688	336
Mexico Government International Bond, MTN
6.050%, 01/11/40	556	680
5.750%, 10/12/10	794	885
5.550%, 01/21/45	825	975
4.750%, 03/08/44	704	749
4.350%, 01/15/47	612	615
Mongolia Government International Bond
5.625%, 05/01/23	416	418
Morocco Government International Bond
5.500%, 12/11/42	465	570
4.250%, 12/11/22	938	990

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Nigeria Government International Bond, MTN
9.248%, 01/21/49	513	$521
7.696%, 02/23/38	845	774
7.625%, 11/28/47	1,033	926
6.500%, 11/28/27	1,345	1,284
Oman Government International Bond
6.750%, 01/17/48	1,403	1,220
6.500%, 03/08/47	2,425	2,107
4.750%, 06/15/26	496	460
Pakistan Government International Bond
8.250%, 04/15/24	2,272	2,376
8.250%, 09/30/25	578	605
6.875%, 12/05/27	2,945	2,912
Panama Government International Bond
9.375%, 04/01/29	556	846
8.875%, 09/30/27	655	933
7.125%, 01/29/26	310	393
6.700%, 01/26/36	1,060	1,529
4.500%, 05/15/47	544	669
4.300%, 04/29/53	1,320	1,582
4.000%, 09/22/24	465	507
Paraguay Government International Bond
4.700%, 03/27/27	591	648
4.625%, 01/25/23	668	703
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	1,110	1,231
4.325%, 05/28/25	233	256
3.800%, 06/23/50(A)	264	272
Peruvian Government International Bond
8.750%, 11/21/33	2,015	3,369
7.350%, 07/21/25	890	1,136
5.625%, 11/18/50	2,454	3,882

Description		Face Amount (000)(1)	Value (000)
Petronas Capital, MTN
4.800%, 04/21/60(A)		314	$433
Philippine Government International Bond
10.625%, 03/16/25		597	837
9.500%, 02/02/30		1,155	1,884
7.750%, 01/14/31		1,267	1,900
6.375%, 10/23/34		1,005	1,452
2.950%, 05/05/45		490	511
Province of Salta
9.500%, 03/16/22		36	26
Provincia de Buenos Aires
9.950%, 06/09/21(D)		5,328	2,198
9.125%, 03/16/24		13,115	5,410
7.875%, 06/15/27(D)		13,850	5,679
6.500%, 02/15/23(D)		6,500	2,697
4.000%, 06/01/20(C) (D)	EUR	4,082	1,798
Provincia de Cordoba
7.125%, 06/10/21		33,483	20,592
7.125%, 08/01/27		4,136	2,337
Provincia de Entre Rios
8.750%, 02/08/25		17,970	7,907
Qatar Government International Bond
5.103%, 04/23/48		1,868	2,546
4.817%, 03/14/49		3,172	4,183
3.250%, 06/02/26		1,632	1,774
Republic of Belarus International Bond
7.625%, 06/29/27		578	598
6.875%, 02/28/23		2,043	2,053
6.200%, 02/28/30		662	635
Republic of South Africa Government International Bond
5.875%, 05/30/22		467	495

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
5.875%, 06/22/30		459	$468
5.750%, 09/30/49		741	646
5.650%, 09/27/47		1,250	1,092
5.000%, 10/12/46		592	489
4.300%, 10/12/28		2,029	1,887
Romanian Government International Bond, MTN
6.750%, 02/07/22		810	872
6.125%, 01/22/44		218	287
4.375%, 08/22/23		1,646	1,753
3.624%, 05/26/30(A)	EUR	500	607
3.375%, 01/28/50	EUR	1,393	1,524
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		2,400	3,174
4.375%, 03/21/29		1,200	1,366
4.250%, 06/23/27		600	672
Saudi Government International Bond, MTN
5.250%, 01/16/50		2,132	2,747
5.000%, 04/17/49		1,706	2,116
4.500%, 04/22/60(A)		589	679
3.750%, 01/21/55		1,423	1,454
Senegal Government International Bond
6.750%, 03/13/48		851	825
Sri Lanka Government International Bond
7.850%, 03/14/29		1,160	767
7.550%, 03/28/30		1,024	673
6.825%, 07/18/26		508	338
6.750%, 04/18/28		483	318
6.250%, 10/04/20		49,100	46,645
6.200%, 05/11/27		870	572
State Oil of the Azerbaijan Republic, MTN
4.750%, 03/13/23		203	212

Description	Face Amount (000)(1)	Value (000)
Suriname Government International Bond
9.250%, 10/26/26	1,105	$492
Third Pakistan International Sukuk
5.625%, 12/05/22	824	805
5.500%, 10/13/21	360	352
Turkey Government International Bond
7.375%, 02/05/25	1,018	1,075
7.250%, 12/23/23	386	403
6.875%, 03/17/36	282	275
6.750%, 05/30/40	513	485
6.350%, 08/10/24	1,212	1,229
6.125%, 10/24/28	985	959
6.000%, 03/25/27	924	904
6.000%, 01/14/41	511	443
5.750%, 03/22/24	766	762
5.750%, 05/11/47	1,698	1,392
5.625%, 03/30/21	376	383
5.600%, 11/14/24	2,187	2,157
4.875%, 04/16/43	1,728	1,339
4.250%, 03/13/25	1,240	1,159
3.250%, 03/23/23	523	495
Ukraine Government International Bond
9.750%, 11/01/28	1,043	1,192
8.994%, 02/01/24	696	750
7.750%, 09/01/21(A)	1,000	1,029
7.750%, 09/01/22	464	485
7.750%, 09/01/23	1,250	1,314
7.750%, 09/01/24	565	591
7.750%, 09/01/25	2,263	2,369
7.750%, 09/01/26	1,502	1,570
7.750%, 09/01/27	1,288	1,343
7.375%, 09/25/32	4,643	4,679
0.000%, 05/31/40(F)	43,011	39,570

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Uruguay Government International Bond
7.875%, 01/15/33		1,124	$1,704
7.625%, 03/21/36		887	1,348
5.100%, 06/18/50		697	902
4.975%, 04/20/55		2,055	2,641
4.125%, 11/20/45		808	935
Vietnam Government International Bond
4.800%, 11/19/24		1,178	1,293
Zambia Government International Bond
8.970%, 07/30/27		2,105	1,113
8.500%, 04/14/24		545	293
5.375%, 09/20/22		445	238
Total Sovereign Debt
Cost ($564,485)			502,224
Mortgage-Backed Securities [9.0%]
Adagio CLO VIII DAC, Ser 2019-X, Cl D
3.800%, VAR Euribor 3 Month+3.800%, 04/15/32	EUR	1,000	1,023
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,250	1,080
AIG CLO, Ser 2019-1A, Cl D
5.095%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(A)		750	720
Arbour Clo VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	5,000	5,127

Description		Face Amount (000)(1)	Value (000)
Arch Street CLO, Ser 2018-2A, Cl ER
7.435%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(A)		1,020	$556
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	3,487
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,447
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	910
Atlas Senior Loan Fund III, Ser 2017-1A, Cl DR
2.986%, VAR ICE LIBOR USD 3 Month+2.600%, 11/17/27(A)		1,516	1,253
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,404
BABSN, Ser 2018-IA, Cl ER
6.635%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		4,000	2,827

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Bain Capital Euro CLO 2018-1 DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month+4.970%, 04/20/32	EUR	1,690	$1,528
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl C
1.500%, VAR Euribor 3 Month+1.500%, 04/15/31	EUR	400	423
Barings Euro CLO 2018-1 BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month+4.120%, 04/15/31	EUR	4,275	3,854
Barings Euro CLO 2018-2 BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/15/31	EUR	1,000	952
Barings Euro CLO 2018-3 BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	2,900	2,753
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	2,431
Black Diamond CLO, Ser 2017-1A, Cl C
4.970%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		5,000	4,291

Description		Face Amount (000)(1)	Value (000)
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	$1,048
Black Diamond CLO DAC, Ser 2018-1A, Cl BR
2.971%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(A)		4,000	3,617
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,334
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	3,264
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	2,821
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	1,607

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month+4.630%, 12/15/30	EUR	2,000	$1,914
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month+6.770%, 07/15/35	EUR	2,500	2,743
Carlyle Global Market Strategies CLO 2014-4-R, Ser 2018-4RA, Cl C
4.119%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/30(A)		3,800	3,291
Carlyle Global Market Strategies Euro CLO 2015-1, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month+5.500%, 01/16/33	EUR	2,000	1,835
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	4,817
CarVal CLO, Ser 2018-1A, Cl D
4.066%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(A)		5,000	4,556

Description	Face Amount (000)(1)	Value (000)
Cifc Funding, Ser 2018-4RA, Cl D
6.835%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)	2,200	$1,877
CIFC Funding 2013-II, Ser 2017-2A, Cl B2LR
7.655%, VAR ICE LIBOR USD 3 Month+6.520%, 10/18/30(A)	1,300	1,092
Columbia Cent CLO 27, Ser 2018-27A, Cl B
3.291%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(A)	3,000	2,918
Columbia Cent CLO 27, Ser 2018-27A, Cl C
4.291%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(A)	3,000	2,812
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
4.393%, VAR ICE LIBOR USD 3 Month+3.350%, 10/23/31(A)	2,000	1,591
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
2.985%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(A)	4,500	4,225
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
4.469%, VAR ICE LIBOR USD 3 Month+3.250%, 10/15/31(A)	2,250	1,951

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CRNPT, Ser 2018-4A, Cl C
3.035%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/31(A)		2,750	$2,540
CRNPT, Ser 2018-4A, Cl D
3.885%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,690
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl D
4.150%, VAR Euribor 3 Month+4.150%, 06/17/32	EUR	1,500	1,683
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month+4.750%, 07/15/32	EUR	911	862
Dryden 32 Euro CLO 2014 B.V., Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month+7.270%, 08/15/31	EUR	1,250	1,180
Dryden 35 EURO CLO BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	4,700	4,792
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month+4.720%, 01/15/32	EUR	3,225	3,139

Description		Face Amount (000)(1)	Value (000)
Elevation CLO 2013-1, Ser 2019-1A, Cl D1R2
8.042%, VAR ICE LIBOR USD 3 Month+7.650%, 08/15/32(A)		2,210	$1,935
Euro-Galaxy III CLO BV, Ser 2019-3X, Cl ERR
6.650%, VAR Euribor 3 Month+6.650%, 01/17/31	EUR	4,825	5,203
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	3,969
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month+5.910%, 01/20/32	EUR	3,550	3,514
Greywolf CLO III, Ser 2020-3RA, Cl CR
4.448%, VAR ICE LIBOR USD 3 Month+3.350%, 04/15/33(A)		3,000	2,740
Greywolf CLO III, Ser 2020-3RA, Cl DR
8.018%, VAR ICE LIBOR USD 3 Month+6.920%, 04/15/33(A)		5,000	3,944
Greywolf CLO V, Ser 2018-1A, Cl BR
2.991%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(A)		4,000	3,726

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	$3,952
Halsey Point CLO I, Ser 2019-1A, Cl E
10.060%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	1,679
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month+5.120%, 02/15/30	EUR	1,000	975
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	2,616
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month+2.550%, 01/15/31	EUR	1,800	1,855
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,179
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	5,875

Description		Face Amount (000)(1)	Value (000)
Harvest CLO XVI DAC, Ser 2018-16X, Cl DR
3.450%, VAR Euribor 3 Month+3.450%, 10/15/31	EUR	2,000	$2,158
Jamestown CLO XIV, Ser 2019-14A, Cl D
8.951%, VAR ICE LIBOR USD 3 Month+7.040%, 10/20/32(A)		3,600	3,357
Jubilee CLO 2016-XVII BV, Ser 2018-17X, Cl DR
3.450%, VAR Euribor 3 Month+3.450%, 04/15/31	EUR	1,000	1,069
KKR CLO 14, Ser 2018-14, Cl ER
7.369%, VAR ICE LIBOR USD 3 Month+6.150%, 07/15/31(A)		2,000	1,508
Laurelin 2016-1 DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month+5.430%, 10/20/31	EUR	2,500	2,496
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month+4.700%, 05/25/31	EUR	1,000	953
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month+2.800%, 02/15/31	EUR	3,000	3,071

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Madison Park Funding XXXII, Ser 2019-32A, Cl E
8.198%, VAR ICE LIBOR USD 3 Month+7.100%, 01/22/31(A)		4,000	$3,784
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month+4.850%, 10/15/30	EUR	1,000	908
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	1,864
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	5,725	6,090
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	2,675
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month+5.390%, 10/15/32	EUR	1,300	1,313

Description	Face Amount (000)(1)	Value (000)
Marathon CLO 14, Ser 2019-2A, Cl C2
7.873%, VAR ICE LIBOR USD 3 Month+5.970%, 01/20/33(A)	2,000	$1,824
Marathon CLO XIII, Ser 2019-1A, Cl C
5.289%, VAR ICE LIBOR USD 3 Month+4.070%, 04/15/32(A)	3,000	2,279
Marble Point CLO XII, Ser 2018-1A, Cl D
4.176%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)	5,000	4,174
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
4.369%, VAR ICE LIBOR USD 3 Month+3.260%, 04/21/31(A)	4,100	3,386
MidOcean Credit CLO VI, Ser 2019-6A, Cl DR
4.885%, VAR ICE LIBOR USD 3 Month+3.750%, 01/20/29(A)	3,000	2,684
Midocean Credit Clo VIII, Ser 2018-8A, Cl C
2.327%, VAR ICE LIBOR USD 3 Month+1.950%, 02/20/31(A)	450	408
Mountain View CLO, Ser 2018-9A, Cl CR
4.339%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)	2,500	2,028

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Northwoods Capital 20, Ser 2019-20A, Cl E
9.751%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/30(A)		3,000	$2,744
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,135
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	944
Oaktree CLO 2014-1, Ser 2017-1A, Cl BR
3.154%, VAR ICE LIBOR USD 3 Month+2.720%, 05/13/29(A)		3,500	3,182
Ocean Trails CLO VII, Ser 2019-7A, Cl E
8.015%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,154
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
3.069%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(A)		3,000	2,865
OFSI BSL VIII, Ser 2017-1A, Cl C
3.576%, VAR ICE LIBOR USD 3 Month+2.400%, 08/16/29(A)		2,500	2,306

Description		Face Amount (000)(1)	Value (000)
OZLM IX, Ser 2018-9A, Cl CRR
4.385%, VAR ICE LIBOR USD 3 Month+3.250%, 10/20/31(A)		1,500	$1,324
OZLM IX, Ser 2018-9A, Cl DRR
7.255%, VAR ICE LIBOR USD 3 Month+6.120%, 10/20/31(A)		2,000	1,472
OZLM VI, Ser 2018-6A, Cl DS
7.185%, VAR ICE LIBOR USD 3 Month+6.050%, 04/17/31(A)		3,550	2,790
OZLM XI, Ser 2017-11A, Cl DR
7.760%, VAR ICE LIBOR USD 3 Month+7.000%, 10/30/30(A)		3,000	2,345
OZLM XXII, Ser 2018-22A, Cl B
2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(A)		3,500	3,220
OZLM XXII, Ser 2018-22A, Cl D
6.435%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,198
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	1,992

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Palmer Square Loan Funding 2020-3, Ser 2020-3A, Cl D
4.535%, VAR ICE LIBOR USD 3 Month+4.230%, 07/20/28(A)	1,500	$1,333
Parallel, Ser 2018-1A, Cl C
3.935%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)	2,000	1,732
Parallel 2018-1, Ser 2018-1A, Cl D
6.385%, VAR ICE LIBOR USD 3 Month+5.250%, 04/20/31(A)	1,250	849
Pikes Peak CLO 5, Ser 2020-5A, Cl E
7.869%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/33(A)	2,500	2,378
Regatta XIV Funding, Ser 2018-3A, Cl E
6.941%, VAR ICE LIBOR USD 3 Month+5.950%, 10/25/31(A)	3,600	3,024
Regatta XV Funding, Ser 2018-4A, Cl D
7.491%, VAR ICE LIBOR USD 3 Month+6.500%, 10/25/31(A)	1,750	1,479
Saranac CLO III, Ser 2018-3A, Cl CR
2.656%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(A)	5,000	4,523

Description		Face Amount (000)(1)	Value (000)
Saranac Clo VI, Ser 2018-6A, Cl D
3.853%, VAR ICE LIBOR USD 3 Month+3.540%, 08/13/31(A)		2,000	$1,707
Saranac Clo VII, Ser 2017-2A, Cl CR
2.627%, VAR ICE LIBOR USD 3 Month+2.250%, 11/20/29(A)		3,500	3,157
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.988%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	2,801
Sound Point CLO V-R, Ser 2018-1RA, Cl D
4.235%, VAR ICE LIBOR USD 3 Month+3.100%, 07/18/31(A)		1,000	853
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	2,970
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month+4.430%, 01/15/32	EUR	4,500	4,094
St. Paul's CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month+5.150%, 02/20/30	EUR	1,500	1,434

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month+4.600%, 01/17/30	EUR	2,050	$1,926
Sutton Park CLO DAC, Ser 2018-1X, Cl C
3.300%, VAR Euribor 3 Month+3.300%, 11/15/31	EUR	1,000	1,069
Toro European CLO 2 DAC, Ser 2018-2X, Cl ER
5.600%, VAR Euribor 3 Month+5.600%, 10/15/30	EUR	1,170	1,166
Toro European CLO 3 DAC, Ser 2017-3X, Cl D
3.320%, VAR Euribor 3 Month+3.320%, 04/15/30	EUR	2,000	2,155
Toro European CLO 6 DAC, Ser 2019-6X, Cl D
4.030%, VAR Euribor 3 Month+4.030%, 01/12/32	EUR	2,000	2,175
Tralee CLO V, Ser 2018-5A, Cl D
4.335%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,562
Trimaran Cavu, Ser 2019-1A, Cl C1
4.285%, VAR ICE LIBOR USD 3 Month+3.150%, 07/20/32(A)		4,000	3,883

Description		Face Amount (000)(1)	Value (000)
Trimaran Cavu, Ser 2019-1A, Cl D
5.285%, VAR ICE LIBOR USD 3 Month+4.150%, 07/20/32(A)		2,000	$1,925
Trimaran Cavu, Ser 2019-2A, Cl C
5.855%, VAR ICE LIBOR USD 3 Month+4.720%, 11/26/32(A)		6,410	6,377
Trimaran Cavu 2019-1, Ser 2019-1A, Cl E
8.175%, VAR ICE LIBOR USD 3 Month+7.040%, 07/20/32(A)		1,800	1,607
Trimaran CAVU 2019-2, Ser 2019-2A, Cl D
8.085%, VAR ICE LIBOR USD 3 Month+6.950%, 11/26/32(A)		1,750	1,409
Trinitas CLO III, Ser 2018-3A, Cl CR
3.119%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(A)		4,000	3,806
Venture CDO, Ser 2018-31A, Cl C1
3.085%, VAR ICE LIBOR USD 3 Month+1.950%, 04/20/31(A)		4,000	3,728
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month+7.160%, 11/16/32	EUR	2,000	2,072
VIBR, Ser 2018-8A, Cl D
6.885%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,175

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vibrant Clo IV, Ser 2019-4A, Cl DR
5.465%, VAR ICE LIBOR USD 3 Month+4.330%, 07/20/32(A)		3,000	$2,972
Vibrant ClO VIII, Ser 2018-8A, Cl B1
2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31(A)		400	363
Voya CLO 2013-3, Ser 2018-3A, Cl DR
7.035%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/31(A)		2,500	2,026
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,689
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,209
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,522
Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
4.276%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(A)		4,000	3,071

Description	Face Amount (000)(1)/ Acquisition Cost(000)	Value (000)
Zais CLO 5, Ser 2016-2A, Cl B
4.519%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)	4,500	$4,344
Zais CLO 8, Ser 2018-1A, Cl C
2.969%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(A)	4,000	3,428
Total Mortgage-Backed Securities
Cost ($356,518)		328,120
Life Settlement Contracts [3.5%](B)(H)(I)
American General Life #460L, Acquired 05/30/2014	303	789
American General Life #508L, Acquired 05/30/2014	2,595	2,416
American General Life #542L, Acquired 07/30/2015	83	376
American General Life #906L, Acquired 07/30/2015	479	2,832
American General Life #964L, Acquired 07/30/2015	1,459	2,094
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,326
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	3,961
AXA Equitable Life #1898, Acquired 11/04/2013	441	777
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,964
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,649
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,470
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,949
AXA Equitable Life #9345, Acquired 11/04/2013	143	988

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost(000)	Value (000)
Guardian Insurance #0346, Acquired 11/04/2013	646	2,819
Hartford Life #4700, Acquired 11/24/2015	81	174
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,717
ING Reliastar #3394, Acquired 05/30/2014	3,687	7,405
ING Reliastar #4842, Acquired 11/20/2013	921	3,931
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,771
John Hancock #0430, Acquired 05/30/2014	2,418	4,050
John Hancock #0801, Acquired 05/30/2014	1,564	2,242
John Hancock #1929, Acquired 05/30/2014	3,812	4,329
John Hancock #5072, Acquired 05/30/2014	1,409	3,697
John Hancock #5080, Acquired 11/19/2013	313	3,684
John Hancock #5885, Acquired 05/30/2014	894	1,802
John Hancock #6686, Acquired 05/30/2014	3,035	3,064
John Hancock #6912, Acquired 05/30/2014	1,065	1,801
Lincoln National #4754, Acquired 09/17/2015	1,029	4,870
Lincoln National #4754, Acquired 09/17/2015	610	3,144
Lincoln National #5658, Acquired 09/17/2015	329	1,469
Lincoln National #7099, Acquired 09/17/2015	1,254	2,980
Lincoln National #8558, Acquired 09/17/2015	1,659	3,770
Mass Mutual #1849, Acquired 11/05/2013	2,926	5,173
Mass Mutual #5167, Acquired 05/30/2014	63	1,895
Mass Mutual #5681, Acquired 11/05/2013	288	2,677
Mass Mutual #5864, Acquired 05/30/2014	4,668	–

Description	Acquisition Cost(000)	Value (000)
Met Life #8MLU, Acquired 05/20/2014	1,413	1,244
Penn Life #8183, Acquired 10/18/2016	46	117
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,452
Phoenix Life #5715, Acquired 10/18/2016	569	2,283
Phoenix Life #6157, Acquired 10/18/2016	569	2,311
Phoenix Life #6161, Acquired 05/30/2014	3,472	9,374
Phoenix Life #8499, Acquired 05/30/2014	756	1,216
Phoenix Life #8509, Acquired 05/30/2014	761	1,216
Principal Financial #6653, Acquired 10/30/2013	306	460
Security Mutual Life #5380, Acquired 10/28/2013	410	–
Transamerica #1708, Acquired 10/28/2013	957	2,641
Transamerica #8205, Acquired 10/28/2013	714	1,408

Total Life Settlement Contracts
(Cost $68,699)		126,777

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Exchange Traded Funds [1.2%]
Aberdeen Asia-Pacific Income Fund	1,069,000	$4,073
Apollo Senior Floating Rate Fund	107,890	1,341
Apollo Tactical Income Fund	245,695	3,051
BlackRock Floating Rate Income Strategies Fund	9,750	109
Blackstone	334,707	3,858
Credit Suisse High Yield Bond Fund	243,984	488
DWS Strategic Municipal Income Trust	12,871	135
First Eagle Senior Loan Fund	178,646	2,203
Highland Income Fund	398,000	3,204
Invesco California Value Municipal Income Trust	47,143	551
Invesco Pennsylvania Value Municipal Income Trust	2,734	32
Morgan Stanley Emerging Markets Domestic Debt Fund	691,000	3,904
New America High Income Fund	222,663	1,735
Nuveen California Municipal Value Fund 2	11,876	171
Nuveen Credit Strategies Income Fund	159,543	932
Nuveen Floating Rate Income Fund	66,363	524
Nuveen Floating Rate Income Opportunity Fund	408,452	3,206
Nuveen New Jersey Municipal Value Fund	27,128	340
Nuveen New Jersey Quality Municipal Income Fund	147,487	1,954
Nuveen Ohio Quality Municipal Income Fund	176,729	2,653

Description	Face Amount (000)(1)/Shares	Value (000)
Nuveen Short Duration Credit Opportunities Fund	301,980	$3,560
Vertical Capital Income Fund	295,000	2,856
Western Asset Emerging Markets Debt Fund	82,767	1,020
Western Asset Intermediate Muni Fund	1,434	12

Total Exchange Traded Funds
(Cost $47,844)		41,912

Open-End Funds [0.3%]
Ares Dynamic Credit Allocation Fund	280,292	3,344
Invesco Dynamic Credit Opportunities Fund	436,000	3,880
Invesco Senior Income Trust	334,623	1,158
Templeton Emerging Markets Income Fund	477,545	3,749

Total Open-End Funds
(Cost $14,519)		12,131

Limited Partnership [0.3%]
Cartesian LP*	10,000	11,408

Total Limited Partnership
(Cost $10,000)		11,408

Common Stock [0.1%]
Agricultural [0.0%]
Mriya Farming PLC *	2,903	—

Chemicals [0.0%]
Hexion Holdings *	21,096	143

Consumer Cyclical [0.0%]
TruKid *	257	708

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	$—

Energy [0.0%]
Templar Energy, Cl A *	105,419	1

Finance [0.0%]
BCD Acquisition	1,000,000	—

Health Care [0.0%]
Novartex	180,000	18

Manufacturing [0.0%]
Vivarte	6,400	1

Total Manufacturing		1

Media Entertainment [0.0%]
iHeartMedia *	12,136	101

Oil, Gas & Consumable Fuels [0.1%]
Gulf Keystone Petroleum	2,140,000	2,373
Savannah Petroleum *	4,307,451	397

Total Oil, Gas & Consumable Fuels		2,770

Services [0.0%]
A'ayan Leasing & Investment KSCP	1,169,438	118
Wayne Services Legacy *	257	—

Total Services		118

Total Common Stock
(Cost $8,339)		3,860

Description		Number of Warrants/Face Amount (000)(1)	Value (000)
Warrants [0.0%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $.0001		49,000	$441
Toys 'R' Us/Hill Street
Expires 06/21/21* (J)		14,773	7

Total Warrants
(Cost $6,407)			448

Convertible Bonds [0.0%]
Coal Mining [0.0%]
New World Resources
4.000%cash/0% PIK, 10/07/20(D)	EUR	380	7

Medical Products & Services [0.0%]
Bio City Development
8.000%, 07/06/19(D)		1,000	50

Real Estate Oper/Develop [0.0%]
No. Va Land Investment Group
5.500%, 04/27/23		1,159	1,158

Total Convertible Bonds
Cost ($2,508)			1,215
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund		144,762	1,138

Total Closed-End Fund
(Cost $1,419)			1,138

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares	Value (000)
Short-Term Investment** [9.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	352,814,175	$352,814

Total Short-Term Investment
(Cost $352,814)		352,814

Total Investments [99.6%]
(Cost $3,968,283)		$3,623,974

Percentages are based on Net Assets of $3,637,033 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2020.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $608,135 (000), representing 16.7% of the net assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2020. The coupon on a step bond changes on a specific date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Security is considered illiquid. The total market value of such security as of June 30, 2020 was $126,777 (000) and represented 3.5% of net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2020 was $126,777 (000) and represented 3.5% of Net Assets of the Fund.
(J)	Strike Price is unavailable.

CDO — Collateralized Debt Obligation
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
EUR — Euro
Euribor — Euro Interbank Offered Rate
GBP — British Pound Sterling
JPY — Japanese Yen
ICE — Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
LTD — Limited
MTN — Medium Term Note
PIK — Paid-in Kind
PLC — Public Limited Company
Ser — Series
ULC — Unlimited Liability Company
USD — United States Dollar
VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at June 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BCP Securities LLC	08/12/20	USD	1,442	CHF	1,328	$49
U.S. Bank	07/09/20 - 07/15/20	EUR	362,081	USD	410,405	3,507
U.S. Bank	08/12/20	EUR	15,300	USD	16,594	(613)
U.S. Bank	07/13/20 - 08/12/20	USD	9,175	EUR	8,120	(46)

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
U.S. Bank	07/13/20	GBP	30,945	USD	39,439	$1,092
U.S. Bank	08/12/20	GBP	2,100	USD	2,590	(13)
U.S. Bank	08/12/20	USD	462	JPY	50,000	1
U.S. Bank	08/12/20	CHF	34,000	USD	35,243	(690)
U.S. Bank	08/12/20	JPY	510,000	USD	4,738	12
						$3,299

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of June 30, 2020 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,446,775	$2	$1,446,777
Loan Participations	—	792,821	2,329	795,150
Sovereign Debt	—	502,222	2	502,224
Mortgage-Backed Securities	—	328,120	—	328,120
Life Settlement Contracts	—	—	126,777	126,777
Exchange Traded Funds	41,912	—	—	41,912
Open-End Funds	12,131	—	—	12,131
Limited Partnership	—	11,408	—	11,408
Common Stock	3,859	1	—	3,860
Warrants	—	7	441	448
Convertible Bonds	—	1,215	—	1,215
Closed-End Fund	1,138	—	—	1,138
Short-Term Investment	352,814	—	—	352,814
Total Investments in Securities	$411,854	$3,082,569	$129,551	$3,623,974

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$4,661	$—	$4,661
Unrealized Depreciation	—	(1,362)	—	(1,362)
Total Other Financial Instruments	$—	$3,299	$—	$3,299

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $44,686 (000) in Level 3 securities as of June 30, 2020, $41,912 (000) or 93.8% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2020:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt	Warrants	Corporate Bond	Total
Beginning balance as of October 1, 2019	$2,647	$140,944	$3	$1,960	$12	145,566
Accrued discounts/ premiums	(46)	-	-	(1,519)	(12)	(1,577)
Realized gain/(loss)	(2)	-	-	-	14	12
Change in unrealized appreciation/(depreciation)	(44)	(14,167)	(1)	-	-	(14,212)
Purchases	-	-	-	-	-	-
Sales/paydowns	(226)	-	-	-	(12)	(238)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Ending balance as of June 30, 2020	$2,329	$126,777	$2	$441	$2	129,551
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(44)	$(14,167)	$(1)	$-	$-	(14,212)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2020. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2020 (000)	Valuation Techniques
Life Settlement Contracts	$126,777	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2020, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [83.5%]
Communication Services [6.2%]
AT&T	130,500	$3,945
BCE	63,000	2,631
Verizon Communications	119,167	6,570
Total Communication Services		13,146
Consumer Staples [20.6%]
Altria Group	144,550	5,673
Clorox	37,700	8,270
Coca-Cola	81,772	3,654
General Mills	72,780	4,487
Hershey	25,400	3,292
Kellogg	47,000	3,105
Kimberly-Clark	19,000	2,685
Philip Morris International	61,700	4,323
Procter & Gamble	49,349	5,901
Unilever ADR	39,300	2,157
Total Consumer Staples		43,547
Financials [6.7%]
Ares Capital	118,600	1,714
Arthur J Gallagher	29,400	2,866
Cincinnati Financial	60,650	3,883
Compass Diversified Holdings (A)	198,000	3,414
JPMorgan Chase	22,700	2,135
Total Financials		14,012
Health Care [6.3%]
Bristol-Myers Squibb	61,400	3,610
Merck	73,150	5,657
Pfizer	119,444	3,906
Total Health Care		13,173
Industrials [6.5%]
Eaton	30,000	2,625
Lockheed Martin	30,117	10,990
Total Industrials		13,615
Information Technology [10.8%]
Cisco Systems	108,000	5,037
Intel	137,000	8,197
Paychex	68,200	5,166
Qualcomm	48,700	4,442
Total Information Technology		22,842
Materials [2.3%]
Sonoco Products	84,650	4,426
Westrock	11,000	311
Total Materials		4,737
REITs [9.1%]
Crown Castle International	25,600	4,284
Healthcare Trust of America, Cl A	126,200	3,347
Mid-America Apartment Communities	36,000	4,128
National Retail Properties	59,500	2,111

Description	Shares	Value (000)
Prologis	56,689	$5,291
Total REITs		19,161
Utilities [15.0%]
American Electric Power	34,900	2,779
Avangrid	59,000	2,477
Brookfield Infrastructure Partners (A)	67,600	2,779
Dominion Energy	36,300	2,947
Duke Energy	68,006	5,433
Entergy	40,800	3,828
Eversource Energy	44,542	3,709
Pinnacle West Capital	33,635	2,465
WEC Energy Group	15,550	1,363
Xcel Energy	62,100	3,881
Total Utilities		31,661
Total Common Stock
(Cost $136,779)		175,894
Preferred Stock [2.8%]
Communication Services [0.1%]
Qwest, 7.000%	10,000	245
Financials [1.0%]
AmTrust Financial Services, 7.500%	10,000	180
Bank of America, 5.375%	20,000	529
First Republic Bank, 5.500%	10,000	257
JPMorgan Chase, 6.000%	10,000	274
MetLife, 5.625%	10,000	262
Truist Financial, 5.250%	10,000	261
Wells Fargo, 5.625%	11,596	295
Total Financials		2,058
REITs [1.2%]
Brookfield Property Partners, 5.750%	7,500	124
Digital Realty Trust, 5.250%	10,000	253
National Retail Properties, 5.200%	10,000	239
National Storage Affiliates Trust, 6.000%	20,000	512
PS Business Parks, 5.200%	10,000	246
Public Storage, 5.050%	30,000	767
Vornado Realty Trust, 5.250%	20,000	437
Total REITs		2,578
Utilities [0.5%]
Brookfield Renewable Partners, 5.250%	10,000	251
Dominion Energy, 5.250%	5,000	127
DTE Energy, 5.250%	20,000	503
Southern, 6.250%	10,000	255
Total Utilities		1,136
Total Preferred Stock
(Cost $6,102)		6,017

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Description	Shares	Value (000)
Exchange Traded Funds [2.4%]
Invesco Preferred ETF	291,000	$4,109
iShares Preferred & Income Securities ETF	27,300	946
Total Exchange Traded Funds
(Cost $5,348)		5,055
Short-Term Investment** [9.5%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	20,024,164	20,024
Total Short-Term Investment
(Cost $20,024)		20,024
Total Investments [98.2%]
(Cost $168,253)		$206,990

Percentages are based on Net Assets of $210,730 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Security is a Master Limited Partnership. At June 30, 2020, such securities amounted to $6,193 (000), or 2.9% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

As of June 30, 2020, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [88.5%]
Aerospace & Defense [1.7%]
L3Harris Technologies	10,000	$1,697
Northrop Grumman	12,000	3,689
Total Aerospace & Defense		5,386
Beverages [2.2%]
PepsiCo	49,000	6,481
Capital Markets [2.0%]
CME Group, Cl A	36,000	5,851
Commercial Banks [2.1%]
JPMorgan Chase	68,000	6,396
Commercial Services & Supplies [2.4%]
Cintas	27,000	7,192
Diversified Financial Services [1.6%]
Berkshire Hathaway, Cl B *	27,000	4,820
Electric Utilities [1.6%]
NextEra Energy	20,000	4,804
Entertainment [1.8%]
Walt Disney *	48,000	5,352
Food & Staples Retailing [3.9%]
Costco Wholesale	21,000	6,367
Walmart	46,000	5,510
Total Food & Staples Retailing		11,877
Health Care Equipment & Supplies [3.8%]
Danaher	35,000	6,189
Edwards Lifesciences *	75,000	5,183
Total Health Care Equipment & Supplies		11,372
Health Care Providers & Services [5.3%]
CVS Health	44,000	2,859
HCA Healthcare *	18,000	1,747
UnitedHealth Group	38,000	11,208
Total Health Care Providers & Services		15,814
Hotels, Restaurants & Leisure [2.0%]
McDonald's	33,000	6,088
Household Products [1.4%]
Colgate-Palmolive	57,000	4,176
Industrial Conglomerates [0.9%]
Roper Technologies	7,000	2,718
Insurance [1.0%]
Aon, Cl A	16,000	3,082
Interactive Media & Services [4.9%]
Alphabet, Cl A *	6,800	9,643
Facebook, Cl A *	23,000	5,222
Total Interactive Media & Services		14,865

Description	Shares	Value (000)
Internet & Catalog Retail [2.9%]
Alibaba Group Holding ADR *	20,000	$4,314
Amazon.Com *	1,600	4,414
Total Internet & Catalog Retail		8,728
IT Services [9.9%]
Accenture, Cl A	36,000	7,730
Mastercard, Cl A	34,000	10,054
Visa, Cl A	63,000	12,170
Total IT Services		29,954
Life Sciences Tools & Services [4.5%]
Charles River Laboratories International *	22,000	3,836
Thermo Fisher Scientific	27,000	9,783
Total Life Sciences Tools & Services		13,619
Machinery [1.3%]
Trane Technologies	44,000	3,915
Media [1.6%]
Comcast, Cl A	126,000	4,912
Multi-Utilities [0.9%]
CMS Energy	48,000	2,804
Pharmaceuticals [2.7%]
Johnson & Johnson	20,000	2,812
Zoetis, Cl A	40,000	5,482
Total Pharmaceuticals		8,294
Real Estate Investment Trusts [3.0%]
Equinix	7,000	4,916
Essex Property Trust	18,000	4,125
Total Real Estate Investment Trusts		9,041
Semiconductors & Semiconductor Equipment [1.4%]
ASML Holding, Cl G	11,000	4,048
Software [9.5%]
Adobe *	20,000	8,706
Microsoft	98,000	19,944
Total Software		28,650
Specialty Retail [3.3%]
Home Depot	40,000	10,020
Technology Hardware, Storage & Peripherals [5.6%]
Apple	46,000	16,781
Water Utilities [1.4%]
American Water Works	32,000	4,117

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Wireless Telecommunication Services [1.9%]
T-Mobile US *	55,000	$5,728
Total Common Stock
(Cost $140,791)		266,885
Right [0.0%]
	Number of Rights
T-Mobile US
Expires 07/30/20*	55	9
Total Right
(Cost $–)		9

	Shares
Short-Term Investment** [11.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	33,831,383	33,831
Total Short-Term Investment
(Cost $33,831)		33,831
Total Investments [99.7%]
(Cost $174,622)		$300,725

Percentages are based on Net Assets of $301,481 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2020.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2020, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [76.8%]
Banks [4.9%]
Access Bank, MTN
10.500%, 10/19/21	$8,545	$8,803
Banco Nacional de Costa Rica
5.875%, 04/25/21	1,500	1,493
Bank Muscat SAOG, MTN
3.750%, 05/03/21	2,800	2,756
Total Banks		13,052
Building-Heavy Construct [0.1%]
Andrade Gutierrez International
11.000% cash/12.000% PIK, 08/20/21	201	135
11.000%, 08/20/21(A)	1	—
Total Building-Heavy Construct		135
Computer System Design & Services [5.1%]
HT Global IT Solutions Holdings
7.000%, 07/14/21	13,560	13,390
Drugs [4.5%]
Glenmark Pharmaceuticals
4.500%, 08/02/21	10,390	10,299
Jubilant Pharma
4.875%, 10/06/21	1,640	1,620
Total Drugs		11,919
Electric Utilities [2.3%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21	5,990	5,930
Entertainment & Gaming [4.8%]
NagaCorp
9.375%, 05/21/21	12,641	12,774
Metals & Mining [5.7%]
Vedanta Resources
8.250%, 06/07/21	17,097	14,912
Paper & Related Products [5.0%]
Eldorado International Finance GmbH
8.625%, 06/16/21	13,177	13,309
Petroleum & Fuel Products [21.7%]
Georgian Oil and Gas JSC
6.750%, 04/26/21	12,910	12,936
Pan American Energy
7.875%, 05/07/21	6,314	6,282
Tullow Oil Jersey
6.625%, 07/12/21	34,000	27,194
YPF
8.500%, 03/23/21	12,568	10,623
8.500%, 03/23/21(A)	357	302
Total Petroleum & Fuel Products		57,337

Description	Face Amount (000)	Value (000)
Real Estate Oper/Develop [7.7%]
Alam Synergy Pte
11.500%, 04/22/21	$11,766	$8,118
Global Prime Capital Pte
7.250%, 04/26/21	12,058	12,073
Total Real Estate Oper/Develop		20,191
Telephones & Telecommunications [6.7%]
Telecom Argentina
6.500%, 06/15/21	19,152	17,783
Transportation Services [8.3%]
Global Liman Isletmeleri
8.125%, 11/14/21	16,050	11,240
Ukraine Railways via Shortline
9.875%, 09/15/21	10,624	10,669
Total Transportation Services		21,909
Total Corporate Bonds
(Cost $220,509)		202,641
Sovereign Debt [20.5%]
Argentine Republic Government International Bond
6.875%, 04/22/21 (B)	7,574	3,143
3.375%, 10/12/20 (B)	CHF 8,250	3,461
Ciudad Autonoma De Buenos Aires, MTN
8.950%, 02/19/21	770	709
Georgia Government International Bond
6.875%, 04/12/21	1,000	1,016
Lao People's Democratic Republic International Bond
6.875%, 06/30/21	15,000	14,523
Namibia International Bonds
5.500%, 11/03/21	1,500	1,500
Provincia de Buenos Aires
4.000%, 06/01/20(B)	EUR 9,490	4,052
Provincia de Cordoba
7.125%, 06/10/21	11,747	7,224
Provincia de Neuquen Argentina
7.875%, 04/26/21	541	290
Senegal Government International Bond
8.750%, 05/13/21	3,000	3,094
Sri Lanka Government International Bond
6.250%, 07/27/21	13,633	11,656
Third Pakistan International Sukuk
5.500%, 10/13/21	3,363	3,273
Total Sovereign Debt
(Cost $70,274)		53,941

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2020 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Short-Term Investment** [3.1%]
SEI Daily Income Trust Government Fund, Cl F, 0.035%	$8,247,843	$8,248
Total Short-Term Investment
(Cost $8,248)		8,248
Total Investments [100.4%]
(Cost $299,031)		$264,830

Percentages are based on Net Assets of $263,864 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2020.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2020, the value of these securities amounted to $302 (000), representing 0.1% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

CHF — Swiss Franc
Cl — Class
EUR — Euro
JSC — Joint Stock Company
MTN — Medium Term Note
PIK — Paid-in Kind
USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	08/12/20	USD	2,280	EUR	2,000	$(31)
U.S. Bank	08/12/20	CHF	3,300	USD	3,414	(73)
U.S. Bank	08/12/20	USD	785	EUR	700	2
U.S. Bank	08/12/20	USD	4,871	EUR	4,300	(35)
U.S. Bank	08/12/20	EUR	11,100	USD	12,017	(466)
						$(603)

For the period ended June 30, 2020, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

The following is a list of the inputs used as of June 30, 2020, in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$202,641	$—	$202,641
Sovereign Debt	—	53,941	—	53,941
Short-Term Investment	8,248	—	—	8,248
Total Investments in Securities	$8,248	$256,582	$—	$264,830

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$2	$—	$2
Unrealized Depreciation	—	(605)	—	(605)
Total Other Financial Instruments	$—	$(603)	$—	$(603)

*	Forwards contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2020, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2100

CITY NATIONAL ROCHDALE FUNDS | PAGE 2